SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.        (File No. 333-91691)                   [ ]

   Post-Effective Amendment No.2                                             [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 3 (File No. 811-07623) [ X ]
                                       --

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
 -------------------------------------------------------------------------------

                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
 -------------------------------------------------------------------------------

                               (Name of Depositor)

20 Madison Avenue Extension, Albany, NY 12203
--------------------------------------------------------------------------------

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
 -------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
   [x]  on May 1,  2001 pursuant  to  paragraph  (b) of Rule 485
   [ ]  60 days after  filing  pursuant  to paragraph (a)(1)
   [ ]  on (date) pusuant to paragraph (a)(1)

[AMERICAN EXPRESS LOGO]                                         AMERICAN EXPRESS
[IDS LIFE OF NEW YORK LOGO]                                   RETIREMENT ADVISOR
                                          VARIABLE ANNUITY-Registered Trademark-

ISSUED BY:
IDS LIFE INSURANCE COMPANY OF NEW YORK

PROSPECTUS


MAY 1, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


-  American Express-Registered Trademark- Variable Portfolio Funds            - Janus Aspen Series: Service Shares
-  AIM Variable Insurance Funds                                               - Lazard Retirement Series, Inc.
-  American Century Variable Portfolios, Inc.                                 - MFS-Registered Trademark-
-  Calvert Variable Series, Inc.                                                Variable Insurance Trust-SM-
-  Credit Suisse Warburg Pincus Trust                                         - Putnam Variable Trust - IB Shares
-  Fidelity Variable Insurance Products Funds - Service Class                 - Royce Capital Fund
-  Franklin-Registered Trademark- Templeton-Registered Trademark-             - Third Avenue Variable Series Trust
   Variable Insurance Products Trust (FTVIPT) - Class 2                       - Wanger Advisors Trust
-  Goldman Sachs Variable Insurance Trust (VIT)                               - Wells Fargo Variable Trust Funds



Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


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2               AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

TABLE OF CONTENTS

KEY TERMS ................................................4

THE CONTRACT IN BRIEF ....................................5

EXPENSE SUMMARY ..........................................6

CONDENSED FINANCIAL INFORMATION (UNAUDITED) .............13

FINANCIAL STATEMENTS ....................................21

PERFORMANCE INFORMATION .................................21

THE VARIABLE ACCOUNT AND THE FUNDS ......................22

THE FIXED ACCOUNT .......................................27

BUYING YOUR CONTRACT ....................................27

CHARGES .................................................29

VALUING YOUR INVESTMENT .................................32

MAKING THE MOST OF YOUR CONTRACT ........................33

SURRENDERS ..............................................35

TSA -- SPECIAL SURRENDER PROVISIONS .....................35

CHANGING OWNERSHIP ......................................36

BENEFITS IN CASE OF DEATH ...............................36

THE ANNUITY PAYOUT PERIOD ...............................37

TAXES ...................................................39

VOTING RIGHTS ...........................................40

SUBSTITUTION OF INVESTMENTS .............................41

ABOUT THE SERVICE PROVIDERS .............................41

TABLE OF CONTENTS OF THE
     STATEMENT OF ADDITIONAL INFORMATION ................42

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                                                   PROSPECTUS -- MAY 1, 2001   3

Key Terms

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408 A of the Code

-    SIMPLE IRAs under Section 408(p) of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code

-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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4               AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 22)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 27)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 27)


- Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

-    Minimum additional purchase payment -- $50.

- Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).

- Maximum first-year purchase payments -- $100,000 to $1,000,000 depending on your age.

- Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 33)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 35)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 36)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 36)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 37)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 39)


CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;

- for nonqualified annuities a 0.95% mortality and expense risk fee (if you allocate money to one or more subaccounts);

- for qualified annuities a 0.75% mortality and expense risk fee (if you allocate money to one or more subaccounts);

-    surrender charge;

-    the operating expenses of the funds in which the subaccounts invest.

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                                                   PROSPECTUS -- MAY 1, 2001   5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

SURRENDER CHARGE: Contingent deferred sales charge as a percentage of purchase payment surrendered.

SURRENDER CHARGE SCHEDULE

                  YEARS FROM PURCHASE PAYMENT RECEIPT                         WITHDRAWAL CHARGE PERCENTAGE
                                    1                                                      7%

                                    2                                                      7

                                    3                                                      7

                                    4                                                      6

                                    5                                                      5

                                    6                                                      4

                                    7                                                      2

                                    Thereafter                                             0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:      $30*

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:             0.95% for nonqualified annuities
                                            0.75% for qualified annuities

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6               AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                           MANAGEMENT      12b-1         OTHER
                                                                              FEES         FEES         EXPENSES       TOTAL
AXP-Registered Trademark- Variable Portfolio -

      Blue Chip Advantage Fund                                                .56%          .13%           .26%        .95%(1)

      Bond Fund                                                               .60           .13            .06         .79(2)

      Capital Resource Fund                                                   .60           .13            .04         .77(2)

      Cash Management Fund                                                    .51           .13            .04         .68(2)

      Diversified Equity Income Fund                                          .56           .13            .26         .95(1)

      Emerging Markets Fund                                                  1.13           .13            .43        1.69(1)

      Equity Select Fund                                                      .65           .13            .32        1.10(3)

      Extra Income Fund                                                       .62           .13            .07         .82(2)

      Federal Income Fund                                                     .61           .13            .13         .87(1)

      Global Bond Fund                                                        .84           .13            .10        1.07(2)

      Growth Fund                                                             .64           .13            .18         .95(1)

      International Fund                                                      .82           .13            .07        1.02(2)

      Managed Fund                                                            .59           .13            .03         .75(2)

      New Dimensions Fund-Registered Trademark-                               .60           .13            .05         .78(2)

      S&P 500 Index Fund                                                      .28           .13            .07         .48(1)

      Small Cap Advantage Fund                                                .75           .13            .31        1.19(1)

      Strategy Aggressive Fund                                                .59           .13            .05         .77(2)

AIM V.I.

      Capital Appreciation Fund                                               .61         --               .21         .82(4)

      Capital Development Fund                                                .75         --               .63        1.38(4),(5)

American Century VP

      International                                                          1.23         --             --           1.23(6)

      Value                                                                  1.00         --             --           1.00(6)

Calvert Variable Series, Inc.

      Social Balanced Portfolio                                               .70         --               .16         .86(7)

Credit Suisse Warburg Pincus Trust

      Emerging Growth Portfolio                                               .90         --               .35        1.25(8)

Fidelity VIP

      III Growth & Income Portfolio (Service Class)                           .48           .10            .11         .69(9)

      III Mid Cap Portfolio (Service Class)                                   .57           .10            .17         .84(9)

      Overseas Portfolio (Service Class)                                      .72           .10            .17         .99(9)

Franklin Templeton VIP Trust

      Franklin Real Estate Fund - Class 2                                     .58           .25            .02         .85(10),(11)

      Franklin Value Securities Fund - Class 2                                .58           .25            .26        1.09(11),(12)

      Templeton International Smaller Companies Fund - Class 2                .85           .25            .26        1.36(11)

Goldman Sachs VIT

      CORE-SM- Small Cap Equity Fund                                          .75         --               .25        1.00(13)

      CORE-SM- U.S. Equity Fund                                               .70         --               .20         .90(13)

      Mid Cap Value Fund                                                      .80         --               .25        1.05(13)

Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares                             .65           .25            .02         .92(14)

      Global Technology Portfolio: Service Shares                             .65           .25            .04         .94(14)

      International Growth Portfolio: Service Shares                          .65           .25            .06         .96(14)

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                                                   PROSPECTUS -- MAY 1, 2001   7

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)

                                                                        MANAGEMENT       12b-1        OTHER
                                                                           FEES          FEES         EXPENSES        TOTAL
Lazard Retirement Series

      International Equity Portfolio                                       .75%          .25%           .25%       1.25%(15)

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class
      (previously MFS-Registered Trademark- Growth Series)                 .75           .20            .16        1.11(16,(17),(18)

      New Discovery Series - Service Class                                 .90           .20            .16        1.26(16,(17),(18)

Putnam Variable Trust

      Putnam VT International New Opportunities Fund - Class IB Shares    1.00           .25            .21        1.46(19)

      Putnam VT Vista Fund - Class IB Shares                               .60           .25            .07         .92(19)

Royce Capital Fund

      Micro-Cap Portfolio                                                 1.25            --            .10        1.35(20)

Third Avenue

      Value Portfolio                                                      .90            --            .40        1.30(21)

Wanger

      International Small Cap                                             1.20            --            .21        1.41(4),(22)

      U.S. Small Cap                                                       .95            --            .05        1.00(4),(22)

Wells Fargo VT

      Asset Allocation Fund                                                .57           .25            .18        1.00(23)

      International Equity Fund                                            .15           .25            .60        1.00(23)

      Small Cap Growth Fund                                                .15           .25            .80        1.20(23)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund.

(4) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(5)  Expenses have been restated to reflect current fees.

(6)  Annualized operating expenses of funds at Dec. 31, 2000.

(7) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(8) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio (0.90%, 0%, 0.40% and 1.30%).

(9) There were no reimbursement or expense reductions for the period ended 12/31/00. Actual annual Class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(12) The manager has agreed in advance to make an estimated reduction of 0.02% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.

(13) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.80% and 1.55% for CORE-SM- Small Cap Equity Fund, 0.70%, 0.17%, and 0.87% for CORE-SM- U.S. Equity Fund, and 0.80%, 0.42% and
1.22% for Mid Cap Value Fund. CORE-SM- is a sevice mark of Goldman, Sachs & Co.

(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio, and International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.

(15) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(17) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be:
1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series.

--------------------------------------------------------------------------------
8               AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

(18) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.

(19) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(20) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2001 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.33% and 1.58% for Royce Micro-Cap Portfolio.

(21) The fund's expenses figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 1.62% and 2.52% for Third Avenue Value Portfolio.

(22) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(23) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.

EXAMPLES:*

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD

                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP-Registered Trademark- Variable Portfolio-

      Blue Chip Advantage Fund                      $89.97  $131.72  $156.01  $228.93        $19.97   $61.72  $106.01  $228.93

      Bond Fund                                      88.33   126.74   147.63   211.72         18.33    56.74    97.63   211.72

      Capital Resource Fund                          88.12   126.12   146.57   209.55         18.12    56.12    96.57   209.55

      Cash Management Fund                           87.20   123.31   141.83   199.74         17.20    53.31    91.83   199.74

      Diversified Equity Income Fund                 89.97   131.72   156.01   228.93         19.97    61.72   106.01   228.93

      Emerging Markets Fund                          97.55   154.53   194.09   305.09         27.55    84.53   144.09   305.09

      Equity Select Fund                             91.50   136.37   163.83   244.82         21.50    66.37   113.83   244.82

      Extra Income Fund                              88.63   127.68   149.20   214.97         18.63    57.68    99.20   214.97

      Federal Income Fund                            89.15   129.23   151.83   220.36         19.15    59.23   101.83   220.36

      Global Bond Fund                               91.20   135.44   162.27   241.66         21.20    65.44   112.27   241.66

      Growth Fund                                    89.97   131.72   156.01   228.93         19.97    61.72   106.01   228.93

      International Fund                             90.68   133.89   159.67   236.38         20.68    63.89   109.67   236.38

      Managed Fund                                   87.92   125.49   145.52   207.38         17.92    55.49    95.52   207.38

      New Dimensions Fund-Registered Trademark-      88.22   126.43   147.10   210.64         18.22    56.43    97.10   210.64

      S&P 500 Index Fund                             85.15   117.05   131.21   177.60         15.15    47.05    81.21   177.60

      Small Cap Advantage Fund                       92.43   139.15   168.49   254.25         22.43    69.15   118.49   254.25

      Strategy Aggressive Fund                       88.12   126.12   146.57   209.55         18.12    56.12    96.57   209.55

AIM V.I.

      Capital Appreciation Fund                      88.63   127.68   149.20   214.97         18.63    57.68    99.20   214.97

      Capital Development Fund                       94.37   145.01   178.28   273.86         24.37    75.01   128.28   273.86

American Century VP

      International Fund                             92.84   140.39   170.56   258.41         22.84    70.39   120.56   258.41

      Value Fund                                     90.48   133.27   158.62   234.26         20.48    63.27   108.62   234.26

Calvert Variable Series, Inc.

      Social Balanced Portfolio                      89.04   128.92   151.30   219.29         19.04    58.92   101.30   219.29

Credit Suisse Warburg Pincus Trust

      Emerging Growth Portfolio                      93.04   141.01   171.59   260.48         23.04    71.01   121.59   260.48

Fidelity VIP

      III Growth & Income Portfolio (Service Class)  87.30   123.62   142.36   200.83         17.30    53.62    92.36   200.83

      III Mid Cap Portfolio (Service Class)          88.84   128.30   150.25   217.13         18.84    58.30   100.25   217.13

      Overseas Portfolio (Service Class)             90.38   132.96   158.10   233.19         20.38    62.96   108.10   233.19


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001   9



You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD

                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Franklin Templeton VIP Trust

      Franklin Real Estate Fund - Class 2           $88.94  $128.61  $150.78  $218.21        $18.94   $58.61  $100.78  $218.21

      Franklin Value Securities Fund - Class 2       91.40   136.06   163.31   243.77         21.40    66.06   113.31   243.77

      Templeton International
      Smaller Companies Fund - Class 2              294.17   144.40   177.25   271.81         24.17    74.40   127.25   271.81

Goldman Sachs VIT

      CORE-SM- Small Cap Equity Fund                 90.48   133.27   158.62   234.26         20.48    63.27   108.62   234.26

      CORE-SM- U.S. Equity Fund                      89.45   130.16   153.40   223.59         19.45    60.16   103.40   223.59

      Mid Cap Value Fund                             90.99   134.82   161.23   239.55         20.99    64.82   111.23   239.55

Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares    89.66   130.79   154.45   225.73         19.66    60.79   104.45   225.73

      Global Technology Portfolio: Service Shares    89.86   131.41   155.49   227.87         19.86    61.41   105.49   227.87

      International Growth Portfolio: Service Shares 90.07   132.03   156.54   230.00         20.07    62.03   106.54   230.00

Lazard Retirement Series

      International Equity Portfolio                 93.04   141.01   171.59   260.48         23.04    71.01   121.59   260.48

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class
      (previously MFS-Registered Trademark-
      Growth Series)                                 91.61   136.68   164.35   245.87         21.61    66.68   114.35   245.87

      New Discovery Series                           93.14   141.31   172.11   261.52         23.14    71.31   122.11   261.52

Putnam Variable Trust

      Putnam VT International New Opportunities
      Fund - Class IB Shares                         95.19   147.47   182.38   282.01         25.19    77.47   132.38   282.01

      Putnam VT Vista Fund - Class IB Shares         89.66   130.79   154.45   225.73         19.66    60.79   104.45   225.73

Royce Capital Fund

      Micro-Cap Portfolio                            94.07   144.09   176.74   270.79         24.07    74.09   126.74   270.79

Third Avenue

      Value Portfolio                                93.55   142.55   174.17   265.65         23.55    72.55   124.17   265.65

Wanger

      International Small Cap                        94.68   145.94   179.82   276.93         24.68    75.94   129.82   276.93

      U.S. Small Cap                                 90.48   133.27   158.62   234.26         20.48    63.27   108.62   234.26

Wells Fargo VT

      Asset Allocation Fund                          90.48   133.27   158.62   234.26         20.48    63.27   108.62   234.26

      International Equity Fund                      90.48   133.27   158.62   234.26         20.48    63.27   108.62   234.26

      Small Cap Growth Fund                          92.53   139.46   169.01   255.29         22.53    69.46   119.01   255.29

--------------------------------------------------------------------------------
10              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

You would pay the following expenses on a $1,000 investment in a qualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD

                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS

AXP-Registered Trademark- Variable Portfolio -

      Blue Chip Advantage Fund                      $87.92  $125.49  $145.52  $207.38        $17.92   $55.49  $ 95.52  $207.38

      Bond Fund                                      86.28   120.50   137.06   189.83         16.28    50.50    87.06   189.83

      Capital Resource Fund                          86.07   119.87   136.00   187.62         16.07    49.87    86.00   187.62

      Cash Management Fund                           85.15   117.05   131.21   177.60         15.15    47.05    81.21   177.60

      Diversified Equity Income Fund                 87.92   125.49   145.52   207.38         17.92    55.49    95.52   207.38

      Emerging Markets Fund                          95.50   148.40   183.91   285.05         25.50    78.40   133.91   285.05

      Equity Select Fund                             89.45   130.16   153.40   223.59         19.45    60.16   103.40   223.59

      Extra Income Fund                              86.58   121.43   138.65   193.14         16.58    51.43    88.65   193.14

      Federal Income Fund                            87.10   123.00   141.30   198.64         17.10    53.00    91.30   198.64

      Global Bond Fund                               89.15   129.23   151.83   220.36         19.15    59.23   101.83   220.36

      Growth Fund                                    87.92   125.49   145.52   207.38         17.92    55.49    95.52   207.38

      International Fund                             88.63   127.68   149.20   214.97         18.63    57.68    99.20   214.97

      Managed Fund                                   85.87   119.24   134.94   185.40         15.87    49.24    84.94   185.40

      New Dimensions Fund-Registered Trademark-      86.17   120.18   136.53   188.72         16.17    50.18    86.53   188.72

      S&P 500 Index Fund                             83.10   110.77   120.51   155.03         13.10    40.77    70.51   155.03

      Small Cap Advantage Fund                       90.38   132.96   158.10   233.19         20.38    62.96   108.10   233.19

      Strategy Aggressive Fund                       86.07   119.87   136.00   187.62         16.07    49.87    86.00   187.62

AIM V.I.

      Capital Appreciation Fund                      86.58   121.43   138.65   193.14         16.58    51.43    88.65   193.14

      Capital Development Fund                       92.32   138.84   167.97   253.20         22.32    68.84   117.97   253.20

American Century VP

      International Fund                             90.79   134.20   160.19   237.44         20.79    64.20   110.19   237.44

      Value Fund                                     88.43   127.05   148.15   212.81         18.43    57.05    98.15   212.81

Calvert Variable Series, Inc.

      Social Balanced Portfolio                      86.99   122.68   140.77   197.54         16.99    52.68    90.77   197.54

Credit Suisse Warburg Pincus Trust

      Emerging Growth Portfolio                      90.99   134.82   161.23   239.55         20.99    64.82   111.23   239.55

Fidelity VIP

      III Growth & Income Portfolio (Service Class)  85.25   117.36   131.75   178.72         15.25    47.36    81.75   178.72

      III Mid Cap Portfolio (Service Class)          86.79   122.06   139.71   195.34         16.79    52.06    89.71   195.34

      Overseas Portfolio (Service Class)             88.33   126.74   147.63   211.72         18.33    56.74    97.63   211.72

Franklin Templeton VIP Trust

      Franklin Real Estate Fund - Class 2            86.89   122.37   140.24   196.44         16.89    52.37    90.24   196.44

      Franklin Value Securities Fund - Class 2       89.35   129.85   152.88   222.51         19.35    59.85   102.88   222.51

      Templeton International Smaller
      Companies Fund - Class 2                      292.12   138.23   166.94   251.11         22.12    68.23   116.94    251.11

Goldman Sachs VIT

      CORE-SM- Small Cap Equity Fund                 88.43   127.05   148.15   212.81         18.43    57.05    98.15   212.81

      CORE-SM- U.S. Equity Fund                      87.40   123.93   142.88   201.92         17.40    53.93    92.88   201.92

      Mid Cap Value Fund                             88.94   128.61   150.78   218.21         18.94    58.61   100.78   218.21

Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares    87.61   124.56   143.94   204.11         17.61    54.56    93.94   204.11

      Global Technology Portfolio: Service Shares    87.81   125.18   144.99   206.29         17.81    55.18    94.99   206.29

      International Growth Portfolio:Service Shares  88.02   125.81   146.05   208.47         18.02    55.81    96.05   208.47

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   11

You would pay the following expenses on a $1,000 investment in a qualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD

                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Lazard Retirement Series

      International Equity Portfolio                $90.99  $134.82  $161.23  $239.55        $20.99   $64.82  $111.23  $239.55

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class
      (previously MFS-Registered Trademark-
      Growth Series)                                 89.56   130.48   153.92   224.66         19.56    60.48   103.92   224.66

      New Discovery Series                           91.09   135.13   161.75   240.61         21.09    65.13   111.75   240.61

Putnam Variable Trust

      Putnam VT International New Opportunities
      Fund - Class IB Shares                         93.14   141.31   172.11   261.52         23.14    71.31   122.11   261.52

      Putnam VT Vista Fund - Class IB Shares         87.61   124.56   143.94   204.11         17.61    54.56    93.94   204.11

Royce Capital Fund

      Micro-Cap Portfolio                            92.02   137.92   166.42   250.07         22.02    67.92   116.42   250.07

Third Avenue

      Value Portfolio                                91.50   136.37   163.83   244.82         21.50    66.37   113.83   244.82

Wanger

      International Small Cap                        78.18    95.58    94.46    99.04          8.18    25.58    44.46    99.04

      U.S. Small Cap                                 78.18    95.58    94.46    99.04          8.18    25.58    44.46    99.04

Wells Fargo VT

      Asset Allocation Fund                          88.43   127.05   148.15   212.81         18.43    57.05    98.15   212.81

      International Equity Fund                      88.43   127.05   148.15   212.81         18.43    57.05    98.15   212.81

      Small Cap Growth Fund                          90.48   133.27   158.62   234.26         20.48    63.27   108.62   234.26

* In these examples, the $30 contract administrative charge is approximated as a 0.048% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
12              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

YEAR ENDED DEC. 31,                                                                                                    2000(1)
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC7 (INVESTING IN SHARES OF AXP-Registered Trademark-
VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.90

Number of accumulation units outstanding at end of period (000 omitted)                                                    268

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.90

Number of accumulation units outstanding at end of period (000 omitted)                                                    161

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BD7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.02

Number of accumulation units outstanding at end of period (000 omitted)                                                    600

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BD8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.02

Number of accumulation units outstanding at end of period (000 omitted)                                                    476

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CR7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.88

Number of accumulation units outstanding at end of period (000 omitted)                                                     65

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CR8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.88

Number of accumulation units outstanding at end of period (000 omitted)                                                    110

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CM7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                                  4,153

Ratio of operating expense to average net assets                                                                          0.95%

Simple yield(2)                                                                                                           4.95%

Compound yield(2)                                                                                                         5.07%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CM8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                                  3,674

Ratio of operating expense to average net assets                                                                          0.75%

Simple yield(2)                                                                                                           5.16%

Compound yield(2)                                                                                                         5.30%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME
FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.00

Number of accumulation units outstanding at end of period (000 omitted)                                                     83

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   13

YEAR ENDED DEC. 31,                                                                                                    2000(1)
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME
FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.00

Number of accumulation units outstanding at end of period (000 omitted)                                                     17

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EM7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EMERGING MARKETS FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.88

Number of accumulation units outstanding at end of period (000 omitted)                                                     12

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EM8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EMERGING MARKETS FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.88

Number of accumulation units outstanding at end of period (000 omitted)                                                      7

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EI7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.93

Number of accumulation units outstanding at end of period (000 omitted)                                                    577

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EI8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.93

Number of accumulation units outstanding at end of period (000 omitted)                                                    465

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FI7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.03

Number of accumulation units outstanding at end of period (000 omitted)                                                    474

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FI8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.03

Number of accumulation units outstanding at end of period (000 omitted)                                                    252

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GB7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GLOBAL BOND FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.05

Number of accumulation units outstanding at end of period (000 omitted)                                                    174

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GB8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GLOBAL BOND FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.05

Number of accumulation units outstanding at end of period (000 omitted)                                                     95

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GROWTH FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.77

Number of accumulation units outstanding at end of period (000 omitted)                                                  1,195

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GROWTH FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.77

Number of accumulation units outstanding at end of period (000 omitted)                                                    741

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

YEAR ENDED DEC. 31,                                                                                                    2000(1)
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IE7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - INTERNATIONAL FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.91

Number of accumulation units outstanding at end of period (000 omitted)                                                    316

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IE8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - INTERNATIONAL FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.91

Number of accumulation units outstanding at end of period (000 omitted)                                                     13

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT MF7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - MANAGED FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.95

Number of accumulation units outstanding at end of period (000 omitted)                                                    387

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT MF8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - MANAGED FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.95

Number of accumulation units outstanding at end of period (000 omitted)                                                    129

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ND7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND-Registered Trademark-)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.89

Number of accumulation units outstanding at end of period (000 omitted)                                                  1,885

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ND8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND-Registered Trademark-)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.89

Number of accumulation units outstanding at end of period (000 omitted)                                                  1,168

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IV7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE
PORTFOLIO - S&P 500 INDEX FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.92

Number of accumulation units outstanding at end of period (000 omitted)                                                    113

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IV8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE
PORTFOLIO - S&P 500 INDEX FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.92

Number of accumulation units outstanding at end of period (000 omitted)                                                    129

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.95

Number of accumulation units outstanding at end of period (000 omitted)                                                    100

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.95

Number of accumulation units outstanding at end of period (000 omitted)                                                     65

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SA7 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.72

Number of accumulation units outstanding at end of period (000 omitted)                                                    750

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   15

YEAR ENDED DEC. 31,                                                                                                    2000(1)
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SA8 (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.72

Number of accumulation units outstanding at end of period (000 omitted)                                                    459

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7CA (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.78

Number of accumulation units outstanding at end of period (000 omitted)                                                    576

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8CA (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.78

Number of accumulation units outstanding at end of period (000 omitted)                                                    310

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7CD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.94

Number of accumulation units outstanding at end of period (000 omitted)                                                    468

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8CD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.94

Number of accumulation units outstanding at end of period (000 omitted)                                                    256

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7IF (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.94

Number of accumulation units outstanding at end of period (000 omitted)                                                    313

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8IF (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.95

Number of accumulation units outstanding at end of period (000 omitted)                                                    298

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7VA (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.13

Number of accumulation units outstanding at end of period (000 omitted)                                                     89

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8VA (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.13

Number of accumulation units outstanding at end of period (000 omitted)                                                      5

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.93

Number of accumulation units outstanding at end of period (000 omitted)                                                     15

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.93

Number of accumulation units outstanding at end of period (000 omitted)                                                    --

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

YEAR ENDED DEC. 31,                                                                                                    2000(1)
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7EG (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.85

Number of accumulation units outstanding at end of period (000 omitted)                                                    312

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8EG (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST -EMERGING GROWTH PORTFOLIO)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.85

Number of accumulation units outstanding at end of period (000 omitted)                                                    106

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7GI (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.95

Number of accumulation units outstanding at end of period (000 omitted)                                                    402

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8GI (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.95

Number of accumulation units outstanding at end of period (000 omitted)                                                    347

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7MP (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.00

Number of accumulation units outstanding at end of period (000 omitted)                                                    439

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8MP (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.00

Number of accumulation units outstanding at end of period (000 omitted)                                                    462

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7OS (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.92

Number of accumulation units outstanding at end of period (000 omitted)                                                    148

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8OS (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.92

Number of accumulation units outstanding at end of period (000 omitted)                                                    145

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS
2)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.04

Number of accumulation units outstanding at end of period (000 omitted)                                                    150

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS
2)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.04

Number of accumulation units outstanding at end of period (000 omitted)                                                    137

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7SI (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND -
CLASS 2)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.08

Number of accumulation units outstanding at end of period (000 omitted)                                                     56

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   17

YEAR ENDED DEC. 31,                                                                                                    2000(1)
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8SI (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND -
CLASS 2)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.09

Number of accumulation units outstanding at end of period (000 omitted)                                                     18

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7IS (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.98

Number of accumulation units outstanding at end of period (000 omitted)                                                      6

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8IS (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.98

Number of accumulation units outstanding at end of period (000 omitted)                                                      1

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7SE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.96

Number of accumulation units outstanding at end of period (000 omitted)                                                    107

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8SE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.96

Number of accumulation units outstanding at end of period (000 omitted)                                                    103

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.91

Number of accumulation units outstanding at end of period (000 omitted)                                                    202

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.91

Number of accumulation units outstanding at end of period (000 omitted)                                                    266

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.11

Number of accumulation units outstanding at end of period (000 omitted)                                                    162

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.11

Number of accumulation units outstanding at end of period (000 omitted)                                                     37

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7AG (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.68

Number of accumulation units outstanding at end of period (000 omitted)                                                    682

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8AG (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.69

Number of accumulation units outstanding at end of period (000 omitted)                                                    289

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

YEAR ENDED DEC. 31,                                                                                                    2000(1)
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7GT (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.71

Number of accumulation units outstanding at end of period (000 omitted)                                                    260

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8GT (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.71

Number of accumulation units outstanding at end of period (000 omitted)                                                    219

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7IG (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.87

Number of accumulation units outstanding at end of period (000 omitted)                                                    640

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8IG (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.87

Number of accumulation units outstanding at end of period (000 omitted)                                                    539

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7IP (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                                     16

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8IP(3) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.00

Number of accumulation units outstanding at end of period (000 omitted)                                                     --

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7MG (INVESTING IN SHARES OF MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
(PREVIOUSLY MFS-Registered Trademark- GROWTH SERIES))

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.87

Number of accumulation units outstanding at end of period (000 omitted)                                                    685

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8MG (INVESTING IN SHARES OF MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
(PREVIOUSLY MFS-Registered Trademark- GROWTH SERIES))

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.87

Number of accumulation units outstanding at end of period (000 omitted)                                                    695

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7MD (INVESTING IN SHARES OF MFS-Registered Trademark- NEW DISCOVERY SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.90

Number of accumulation units outstanding at end of period (000 omitted)                                                    527

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8MD (INVESTING IN SHARES OF MFS-Registered Trademark- NEW DISCOVERY SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.90

Number of accumulation units outstanding at end of period (000 omitted)                                                    479

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7IN (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.81

Number of accumulation units outstanding at end of period (000 omitted)                                                    686

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   19

YEAR ENDED DEC. 31,                                                                                                    2000(1)
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8IN (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.81

Number of accumulation units outstanding at end of period (000 omitted)                                                    404

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.79

Number of accumulation units outstanding at end of period (000 omitted)                                                  1,162

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.79

Number of accumulation units outstanding at end of period (000 omitted)                                                    767

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7MI (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.99

Number of accumulation units outstanding at end of period (000 omitted)                                                    210

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8MI (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.99

Number of accumulation units outstanding at end of period (000 omitted)                                                    155

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7SV (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.11

Number of accumulation units outstanding at end of period (000 omitted)                                                    215

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8SV (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.11

Number of accumulation units outstanding at end of period (000 omitted)                                                    193

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.80

Number of accumulation units outstanding at end of period (000 omitted)                                                    225

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $0.80

Number of accumulation units outstanding at end of period (000 omitted)                                                    190

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 7SP (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.02

Number of accumulation units outstanding at end of period (000 omitted)                                                    128

Ratio of operating expense to average net assets                                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 8SP (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)

Accumulation unit value at beginning of period                                                                           $1.00

Accumulation unit value at end of period                                                                                 $1.03

Number of accumulation units outstanding at end of period (000 omitted)                                                     77

Ratio of operating expense to average net assets                                                                          0.75%
------------------------------------------------------------------------------------------------------------------------------

(1)  Operations commenced on Sept. 29, 2000.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3)  The subaccount had no activity as of Dec. 31, 2000.

--------------------------------------------------------------------------------
20              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-    contract administrative charge,

-    mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   21

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
----------------------------------------------------------------------------------------------------------------------------
BC7                 AXP-Registered Trademark-          Objective: long-term total         IDS Life, investment manager;
BC8                 Variable Portfolio - Blue Chip     return exceeding that of the       American Express Financial
                    Advantage Fund                     U.S. stock market. Invests         Corporation (AEFC), investment
                                                       primarily in common stocks of      advisor.
                                                       companies included in the
                                                       unmanaged S&P 500 Index.
----------------------------------------------------------------------------------------------------------------------------
BD7                 AXP-Registered Trademark-          Objective: high level of current   IDS Life, investment manager;
BD8                 Variable Portfolio - Bond Fund     income while conserving the        AEFC, investment advisor.
                                                       value of the investment for the
                                                       longest time period. Invests
                                                       primarily in bonds and other
                                                       debt obligations.
----------------------------------------------------------------------------------------------------------------------------
CR7                 AXP-Registered Trademark-          Objective: capital appreciation.   IDS Life, investment manager;
CR8                 Variable Portfolio - Capital       Invests primarily in U.S. common   AEFC, investment advisor.
                    Resource Fund                      stocks and other securities
                                                       convertible into common stocks.
----------------------------------------------------------------------------------------------------------------------------
CM7                 AXP-Registered Trademark-          Objective: maximum current         IDS Life, investment manager;
CM8                 Variable Portfolio - Cash          income consistent with liquidity   AEFC, investment advisor.
                    Management Fund                    and stability of principal.
                                                       Invests in money market
                                                       securities.
----------------------------------------------------------------------------------------------------------------------------
DE7                 AXP-Registered Trademark-      Objective: high level of           IDS Life, investment manager;
DE8                 Variable Portfolio -               current income and, as a           AEFC, investment advisor.
                    Diversified Equity Income Fund     secondary goal, steady growth
                                                       of capital. Invests
                                                       primarily in
                                                       dividend-paying common
                                                       and preferred stocks.
----------------------------------------------------------------------------------------------------------------------------
EM7                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
EM8                 Variable Portfolio - Emerging      growth. Invests primarily in       AEFC, investment advisor;
                    Markets Fund                       equity securities of companies     American Express Asset
                                                       in emerging markets.               Management International, Inc.,
                                                                                          a wholly-owned subsidiary of
                                                                                          AEFC, is the sub-investment
                                                                                          advisor.
----------------------------------------------------------------------------------------------------------------------------
ES7                 AXP-Registered Trademark-          Objective: growth of capital.      IDS Life, investment manager;
ES8                 Variable Portfolio - Equity        Invests primarily in growth of     AEFC, investment advisor.
                    Select Fund                        medium-sized companies.
----------------------------------------------------------------------------------------------------------------------------
EI7                 AXP-Registered Trademark-          Objective: high current income,    IDS Life, investment manager;
EI8                 Variable Portfolio -               with capital growth as a           AEFC,investment advisor.
                    Extra Income Fund                  secondary objective. Invests
                                                       primarily in high-yielding,
                                                       high-risk corporate bonds issued
                                                       by U.S. and foreign companies
                                                       and governments.
----------------------------------------------------------------------------------------------------------------------------
FI7                 AXP-Registered Trademark-          Objective: high level of current   IDS Life, investment manager;
FI8                 Variable Portfolio - Federal       income and safety of principal     AEFC, investment advisor.
                    Income Fund                        consistent with an investment in
                                                       U.S. government and government
                                                       agency securities. Invests
                                                       primarily in debt obligations
                                                       issued or guaranteed as to
                                                       principal and interest by the
                                                       U.S. government, its agencies or
                                                       instrumentalities.
----------------------------------------------------------------------------------------------------------------------------
GB7                 AXP-Registered Trademark-          Objective: high total return       IDS Life, investment manager;
GB8                 Variable Portfolio - Global Bond   through income and growth of       AEFC, investment advisor.
                    Fund                               capital. Non-diversified mutual
                                                       fund that invests primarily in
                                                       debt obligations of U.S. and
                                                       foreign issuers.
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK


----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
----------------------------------------------------------------------------------------------------------------------------
GR7                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
GR8                 Variable Portfolio - Growth Fund   growth. Invests primarily in       AEFC, investment advisor.
                                                       common stocks and
                                                       securities convertible
                                                       into common stocks that
                                                       appear to offer growth
                                                       opportunities.
----------------------------------------------------------------------------------------------------------------------------
IE7                 AXP-Registered Trademark-          Objective: capital appreciation.   IDS Life, investment manager;
IE8                 Variable Portfolio -               Invests primarily in common        AEFC, investment advisor.
                    International Fund                 stock or convertible securities    American Express Asset
                                                       of foreign issuers that offer      Management International, Inc.,
                                                       growth potential.                  a wholly-owned subsidiary of
                                                                                          AEFC, is the sub-investment
                                                                                          advisor.
----------------------------------------------------------------------------------------------------------------------------
MF7                 AXP-Registered Trademark-          Objective: maximum total           IDS Life, investment manager;
MF8                 Variable Portfolio -               investment return through a        AEFC, investment advisor.
                    Managed Fund                       combination of capital
                                                       growth and current
                                                       income. Invests primarily
                                                       in stocks, convertible
                                                       securities, bonds and
                                                       other debt securities.
----------------------------------------------------------------------------------------------------------------------------
ND7                 AXP-Registered Trademark-          Objective: long-term growth of     IDS Life, investment manager;
ND8                 Variable Portfolio - New           capital. Invests primarily in      AEFC, investment advisor.
                    Dimensions Fund-Registered         common stocks of U.S. and
                    Trademark-                         foreign companies showing
                                                       potential for significant growth.
----------------------------------------------------------------------------------------------------------------------------
IV7                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
IV8                 Variable Portfolio - S&P 500       appreciation. Invests primarily    AEFC, investment advisor.
                    Index Fund                         in securities that are expected
                                                       to provide investment results
                                                       that correspond to the
                                                       performance of the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------------------
SC7                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
SC8                 Variable Portfolio - Small Cap     growth. Invests primarily in       AEFC, investment advisor;
                    Advantage Fund                     equity stocks of small companies   Kenwood Capital Management LLC,
                                                       that are often included in the     sub-investment advisor.
                                                       S&P SmallCap 600 Index or the
                                                       Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------------------
SA7                 AXP-Registered Trademark-          Objective: capital appreciation.   IDS Life, investment manager;
SA8                 Variable Portfolio - Strategy      Invests primarily in common        AEFC, investment advisor.
                    Aggressive Fund                    stocks of small- and medium-size
                                                       companies.
----------------------------------------------------------------------------------------------------------------------------
7CA                 AIM V.I. Capital Appreciation      Objective: growth of capital.      A I M Advisors, Inc.
8CA                 Fund                               Invests principally in common
                                                       stocks of companies likely to
                                                       benefit from new or innovative
                                                       products, services or processes
                                                       as well as those with
                                                       above-average growth and
                                                       excellent prospects for future
                                                       growth.
----------------------------------------------------------------------------------------------------------------------------
7CD                 AIM V.I. Capital Development Fund  Objective: long-term growth of     A I M Advisors, Inc.
8CD                                                    capital. Invests primarily in
                                                       securities (including common
                                                       stocks, convertible securities
                                                       and bonds) of small- and
                                                       medium-sized companies.
----------------------------------------------------------------------------------------------------------------------------
7IF                 American Century VP International  Objective: long-term capital       American Century Investment
8IF                                                    growth. Invests primarily in       Management, Inc.
                                                       stocks of growing foreign
                                                       companies.
----------------------------------------------------------------------------------------------------------------------------
7VA                 American Century VP Value          Objective: long-term capital       American Century Investment
8VA                                                    growth, with income as a           Management, Inc.
                                                       secondary objective. Invests
                                                       primarily in stocks of companies
                                                       that management believes to be
                                                       undervalued at the time of
                                                       purchase.
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   23


----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES:
----------------------------------------------------------------------------------------------------------------------------
7SR                 Calvert Variable Series, Inc.      Objective: income and capital      Calvert Asset Management
8SR                 Social Balanced Portfolio          growth. Invests primarily in       Company, Inc. (CAMCO),
                                                       stocks, bonds and money market     investment advisor. NCM Capital
                                                       instruments which offer income     Management Group, Inc. is the
                                                       and capital growth opportunity     investment subadvisor.
                                                       and which satisfy the investment
                                                       and social criteria.
----------------------------------------------------------------------------------------------------------------------------
7EG                 Credit Suisse Warburg Pincus       Objective: maximum capital         Credit Suisse Asset Management,
8EG                 Trust - Emerging Growth            appreciation. Invests in U.S.      LLC
                    Portfolio (previously Warburg      equity securities of
                    Pincus Trust - Emerging Growth     emerging-growth companies with
                    Portfolio)                         growth characteristics such as
                                                       positive earnings and potential
                                                       for accelerated growth.
----------------------------------------------------------------------------------------------------------------------------
7GI                 Fidelity VIP III Growth & Income   Objective: high total return       Fidelity Management & Research
8GI                 Portfolio (Service Class)          through a combination of current   Company (FMR), investment
                                                       income and capital appreciation.   manager; FMR U.K. and FMR Far
                                                       Invests primarily in common        East, sub-investment advisors.
                                                       stocks with a focus on those
                                                       that pay current dividends and
                                                       show potential for capital
                                                       appreciation.
----------------------------------------------------------------------------------------------------------------------------
7MP                 Fidelity VIP III Mid Cap           Objective: long-term growth of     FMR, investment manager; FMR
8MP                 Portfolio (Service Class)          capital. Invests primarily in      U.K. and FMR Far East,
                                                       medium market capitalization       sub-investment advisors.
                                                       common stocks.
----------------------------------------------------------------------------------------------------------------------------
7OS                 Fidelity VIP Overseas Portfolio    Objective: long-term growth of     FMR, investment manager; FMR
8OS                 (Service Class)                    capital. Invests primarily in      U.K., FMR Far East, Fidelity
                                                       common stocks of foreign           International Investment
                                                       securities.                        Advisors (FIIA) and FIIA U.K.,
                                                                                          sub-investment advisors.
----------------------------------------------------------------------------------------------------------------------------
7RE                 FTVIPT Franklin Real Estate Fund   Objective: capital appreciation    Franklin Advisers, Inc.
8RE                 - Class 2                          with a secondary goal to earn
                                                       current income. Invests
                                                       primarily in equity
                                                       securities of companies
                                                       operating in the real
                                                       estate industry,
                                                       primarily equity real
                                                       estate investment trusts
                                                       (REITS).
----------------------------------------------------------------------------------------------------------------------------
7SI                 FTVIPT Franklin Value Securities   Objective: long-term total         Franklin Advisory Services, LLC
8SI                 Fund - Class 2                     return. Invests primarily in
                                                       equity securities of
                                                       companies the manager
                                                       believes are selling
                                                       substantially below the
                                                       underlying value of their
                                                       assets or their private
                                                       market value.
----------------------------------------------------------------------------------------------------------------------------
7IS                 FTVIPT Templeton International     Objective: long-term capital       Templeton Investment Counsel, LLC
8IS                 Smaller Companies Fund - Class 2   appreciation. Invests primarily
                                                       in equity securities of smaller
                                                       companies located outside the
                                                       U.S., including those in
                                                       emerging markets.
----------------------------------------------------------------------------------------------------------------------------
7SE                 Goldman Sachs VIT CORE-SM- Small   Objective: seeks long-term         Goldman Sachs Asset Management
8SE                 Cap Equity Fund                    growth of capital. Invests
                                                       primarily in a broadly
                                                       diversified portfolio of equity
                                                       securities of U.S. issuers which
                                                       are included in the Russell 2000
                                                       Index at the time of investment.
----------------------------------------------------------------------------------------------------------------------------
7UE                 Goldman Sachs VIT CORE-SM- U.S.    Objective: seeks long-term         Goldman Sachs Asset Management
8UE                 Equity Fund                        growth of capital and dividend
                                                       income. Invests primarily in a
                                                       broadly diversified portfolio of
                                                       large-cap and blue chip equity
                                                       securities representing all
                                                       major sectors of the U.S.
                                                       economy.
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK


----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES:
----------------------------------------------------------------------------------------------------------------------------
7MC                 Goldman Sachs VIT Mid Cap Value    Objective: seeks long-term         Goldman Sachs Asset Management
8MC                 Fund                               capital appreciation. Invests
                                                       primarily in
                                                       mid-capitalization
                                                       companies within the
                                                       range of the market
                                                       capitalization of
                                                       companies constituting
                                                       the Russell Midcap Value
                                                       index at the time of
                                                       investment.
----------------------------------------------------------------------------------------------------------------------------
7AG                 Janus Aspen Series Aggressive      Objective: long-term growth of     Janus Capital
8AG                 Growth Portfolio: Service Shares   capital. Non-diversified mutual
                                                       fund that invests
                                                       primarily in common
                                                       stocks selected for their
                                                       growth potential and
                                                       normally invests at least
                                                       50% of its equity assets
                                                       in medium-sized
                                                       companies.
----------------------------------------------------------------------------------------------------------------------------
7GT                 Janus Aspen Series Global          Objective: long-term growth of     Janus Capital
8GT                 Technology Portfolio: Service      capital. Non-diversified mutual
                    Shares                             fund that invests primarily in
                                                       equity securities of U.S.
                                                       and foreign companies
                                                       selected for their growth
                                                       potential. Normally
                                                       invests at least 65% of
                                                       total assets in
                                                       securities of companies
                                                       that the manager believes
                                                       will benefit
                                                       significantly from
                                                       advancements or
                                                       improvements in
                                                       technology.
----------------------------------------------------------------------------------------------------------------------------
7IG                 Janus Aspen Series International   Objective: long-term growth of     Janus Capital
8IG                 Growth Portfolio: Service Shares   capital. Invests at least 65% of
                                                       its total assets in
                                                       securities of issuers
                                                       from at least five
                                                       different countries,
                                                       excluding the U.S. It may
                                                       at times invest all of
                                                       its assets in fewer than
                                                       five countries or even a
                                                       single country.
----------------------------------------------------------------------------------------------------------------------------
7IP                 Lazard Retirement International    Objective: long-term capital       Lazard Asset Management
8IP                 Equity Portfolio                   appreciation. Invests primarily
                                                       in equity securities,
                                                       principally common stocks
                                                       of relatively large
                                                       non-U.S. companies with
                                                       market capitalizations in
                                                       the range of the Morgan
                                                       Stanley Capital
                                                       International (MSCI)
                                                       Europe, Australia and Far
                                                       East (EAFE-Registered
                                                       Trademark-) Index that
                                                       the Investment Manager
                                                       believes are undervalued
                                                       based on their earnings,
                                                       cash flow or asset
                                                       values.
----------------------------------------------------------------------------------------------------------------------------
7MG                 MFS-Registered Trademark-          Objective: long-term growth of     MFS Investment
8MG                 Investors Growth Stock Series -    capital and future income.         Management-Registered Trademark-
                    Service Class (previously          Invests at least 80% of its
                    MFS-Registered Trademark- Growth   total assets in common stocks
                    Series)                            and related securities of
                                                       companies which MFS
                                                       believes offer better
                                                       than average prospects
                                                       for long-term growth.
----------------------------------------------------------------------------------------------------------------------------
7MD                 MFS-Registered Trademark- New      Objective: capital appreciation.   MFS Investment
8MD                 Discovery Series - Service Class   Invests primarily in equity        Management-Registered Trademark-
                                                       securities of emerging growth
                                                       companies.
----------------------------------------------------------------------------------------------------------------------------
7IN                 Putnam VT International New        Objective: long-term capital       Putnam Investment Management, LLC
8IN                 Opportunities Fund - Class IB      appreciation by investing in
                    Shares                             common stock of companies
                                                       outside the U.S. that Putnam
                                                       Investment Management, LLC
                                                       (Putnam Management) believes are
                                                       fast growing and whose earnings
                                                       are likely to increase over
                                                       time.
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   25


----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES:
----------------------------------------------------------------------------------------------------------------------------
7VS                 Putnam VT Vista Fund -             Objective: capital appreciation.   Putnam Investment Management, LLC
8VS                 Class IB Shares                    Invests mainly in common stocks
                                                       of mid-sized U.S. companies with
                                                       a focus on growth stocks.
----------------------------------------------------------------------------------------------------------------------------
7MI                 Royce Micro-Cap Portfolio          Objective: long-term growth of     Royce & Associates, Inc.
8MI                                                    capital. Invests primarily in a
                                                       broadly diversified portfolio of
                                                       equity securities issued by
                                                       micro-cap companies (companies
                                                       with stock market
                                                       capitalizations below $300
                                                       million).
----------------------------------------------------------------------------------------------------------------------------
7SV                 Third Avenue Value Portfolio       Objective: long-term capital       EQSF Advisers, Inc.
8SV                                                    appreciation. Invests primarily
                                                       in common stocks of
                                                       well-financed, well managed
                                                       companies at a substantial
                                                       discount to what the Adviser
                                                       believes is their true value.
----------------------------------------------------------------------------------------------------------------------------
7IT                 Wanger International  Small Cap    Objective: long-term growth of     Liberty Wanger Asset Management,
8IT                                                    capital. Invests primarily in      L.P.
                                                       stocks of small- and medium-size
                                                       non-U.S. companies with
                                                       capitalizations of less than $2
                                                       billion.
----------------------------------------------------------------------------------------------------------------------------
7SP                 Wanger U.S. Small Cap              Objective: long-term growth of     Liberty Wanger Asset Management,
8SP                                                    capital. Invests primarily in      L.P.
                                                       stocks of small- and medium-size
                                                       U.S. companies with
                                                       capitalizations of less than $2
                                                       billion.
----------------------------------------------------------------------------------------------------------------------------
7AA                 Wells Fargo VT Asset Allocation    Objective: long-term total         Wells Fargo Funds Management,
8AA                 Fund                               return, consistent with            LLC, advisor; Barclays Global
                                                       reasonable risk. Invests           Fund Advisors, sub-advisor.
                                                       primarily in the securities of
                                                       various indexes to replicate the
                                                       total return of the index. We
                                                       use an asset allocation model to
                                                       allocate and reallocate assets
                                                       among common stocks (S&P 500
                                                       Index), U.S. Treasury bonds
                                                       (Lehman Brothers 20+ Bond Index)
                                                       and money market instruments,
                                                       operating from a target
                                                       allocation of 60% stocks and 40%
                                                       bonds.
----------------------------------------------------------------------------------------------------------------------------
1WI                 Wells Fargo VT International       Objective: total return with an    Wells Fargo Funds Management,
2WI                 Equity Fund                        emphasis on capital appreciation   LLC, advisor; Wells Capital
                                                       over the long-term. Invests        Management Incorporated,
                                                       primarily in equity securities     sub-advisor.
                                                       of non-U.S. companies.
----------------------------------------------------------------------------------------------------------------------------
1SG                 Wells Fargo VT Small Cap Growth    Objective: long-term capital       Wells Fargo Funds Management,
2SG                 Fund                               appreciation. Invests primarily    LLC, advisor; Wells Capital
                                                       in common stocks issued by         Management Incorporated,
                                                       companies whose market             sub-advisor.
                                                       capitalization falls within the
                                                       range of the Russell 2000 Index,
                                                       which is considered a small
                                                       capitalization index.
----------------------------------------------------------------------------------------------------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

--------------------------------------------------------------------------------
26              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29th). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 89 or younger.

When you apply, you may select:

-    the fixed account and/or subaccounts in which you want to invest;

-    how you want to make purchase payments; and

-    a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   27

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE SETTLEMENT DATE MUST BE:

-    no earlier than the 60th day after the contract's effective date; and

-    no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO AVOID IRS PENALTY TAXES, THE SETTLEMENT DATE GENERALLY MUST BE:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

If paying by any other method:
   $1,000 initial payment for qualified annuities
   $2,000 initial payment for nonqualified annuities
   $50 for any additional payments

* INSTALLMENTS MUST TOTAL AT LEAST $600 IN THE FIRST YEAR. IF YOU DO NOT MAKE ANY PURCHASE PAYMENTS FOR 36 MONTHS, AND YOUR PREVIOUS PAYMENTS TOTAL $600 OR LESS, WE HAVE THE RIGHT TO GIVE YOU 30 DAYS' WRITTEN NOTICE AND PAY YOU THE TOTAL VALUE OF YOUR CONTRACT IN A LUMP SUM.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

For the first year:
   $1,000,000 up to age 85
   $100,000 for ages 86 to 89

For each subsequent year:
   $100,000 up to age 85
   $50,000 for ages 86 to 89

**   THESE LIMITS APPLY IN TOTAL TO ALL IDS LIFE OF NEW YORK ANNUITIES YOU OWN.
WE RESERVE THE RIGHT TO INCREASE MAXIMUM LIMITS. FOR QUALIFIED ANNUITIES THE TAX-DEFERRED RETIREMENT PLAN'S LIMITS ON ANNUAL CONTRIBUTIONS ALSO APPLY.

--------------------------------------------------------------------------------
28              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2 BY SCHEDULED PAYMENT PLAN:

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   29

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) years before surrender.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

SURRENDER CHARGE SCHEDULE

                  YEARS FROM PURCHASE PAYMENT RECEIPT                         WITHDRAWAL CHARGE PERCENTAGE
                                             `
                                    1                                                      7%

                                    2                                                      7

                                    3                                                      7

                                    4                                                      6

                                    5                                                      5

                                    6                                                      4

                                    7                                                      2

                                    Thereafter                                             0

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.26. We determine this amount as follows:


   AMOUNT REQUESTED Divided By (1.00 - SURRENDER CHARGE)
   OR $1,000 Divided By .93 = $1,075.26


By applying the 7% surrender charge to $1,075.26 the surrender charge is $75.26. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E: Payouts for a specified period. Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

--------------------------------------------------------------------------------
30              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

SURRENDER CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:
- The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and
-    We received these payments:
     --   $10,000 July 1, 2001;
     --   $8,000 Dec.31, 2006
     --   $6,000 Feb. 20, 2009; and
- The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2010 and had not made any other surrenders during that contract year; and
-    The prior anniversary July 1, 2010 contract value was $28,000.

     SURRENDER
      CHARGE          EXPLANATION

    $    0            $2,500 is contract earnings surrendered without charge; and

         0            $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above).

                      (10% x $28,000) = $2,800 - $2,500 = $300

         0            $10,000 July 1, 2001 payment was received eight or more years before surrender and is surrendered without surrender charge; and


       480            $8,000 Dec. 31, 2006 payment is in its fourth year from receipt, surrendered with a 5%
                      surrender charge; and

       420            $6,000 Feb.20, 2009 payment is in its second year from receipt, surrendered with a 7%
      ----            surrender charge.
      $900


WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:
-    surrenders of any contract earnings;
- surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
-    contracts settled using an annuity payout plan;
-    amounts we refund to you during the free look period*; and
-    death benefits.*

* HOWEVER, WE WILL REVERSE CERTAIN PURCHASE PAYMENT CREDITS UP TO THE MAXIMUM SURRENDER CHARGE. (SEE "VALUING YOUR INVESTMENT -- PURCHASE PAYMENT CREDITS.")


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   31

VALUING YOUR INVESTMENT
We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:
- the sum of your purchase payments and transfer amounts allocated to the fixed account;
-    plus any purchase payment credits allocated to the fixed account;
-    plus interest credited;
- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
-    minus any prorated contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:
- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-    dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders;

-    surrender charges; and/or

-    prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

--------------------------------------------------------------------------------
32              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

PURCHASE PAYMENT CREDITS

We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored.

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
                                                                  AMOUNT               ACCUMULATION             OF UNITS
                                            MONTH                INVESTED               UNIT VALUE              PURCHASED
                                            Jan                    $100                    $20                       5.00
By investing an equal number
of dollars each month...                    Feb                     100                     18                       5.56

                                            Mar                     100                     17                       5.88
you automatically buy more units
when the per unit market price is low...    Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            June                    100                     18                       5.56

                                            July                    100                     17                       5.88

                                            Aug                     100                     19                       5.26
and fewer units when the per
unit market price is high.                  Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   33

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders:   None (except for automated transfers from the fixed
account)

--------------------------------------------------------------------------------
34              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     -- you separated from the service of the employer who purchased the contract; or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   35

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    contract value;

-    purchase payments minus "adjusted partial surrenders"; or

- the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    contract value; or

-    purchase payments minus "adjusted partial surrenders."

ADJUSTED PARTIAL SURRENDERS: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

     (a) is the ratio of the amount of the partial surrender (including any applicable surrender charge) to the contract value on the date of (but prior to) the partial surrender; and

     (b) is the death benefit on the date of (but prior to) the partial surrender.

EXAMPLE OF DEATH BENEFIT CALCULATION WHEN THE OWNER AND ANNUITANT ARE AGE 80 OR
YOUNGER:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

- On Jan 1, 2007 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2007 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2007 as follows:

The contract value on the most recent sixth contract anniversary:          $30,000.00
plus purchase payments made since that anniversary:                              0.00
minus "adjusted partial surrenders" taken since that anniversary
calculated as: ($1,500 x $30,000) Divided By $28,000                         1,607.14
                                                                           ----------
for a death benefit of:                                                    $28,392.86

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

--------------------------------------------------------------------------------
36              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.


If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and


-    payouts begin no later than one year after your death; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   37

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

--------------------------------------------------------------------------------
38              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly.


SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   39

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:
-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

--------------------------------------------------------------------------------
40              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;
-    the existing funds become unavailable; or
-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;
-    combine any two or more subaccounts;
-    make additional subaccounts investing in additional funds;
-    transfer assets to and from the subaccounts or the variable account; and
-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 financial advisors.


ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY
12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trial commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on October 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   41

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information ..................................3

Calculating Annuity Payouts .............................14

Rating Agencies .........................................15

Principal Underwriter ...................................15

Independent Auditors ....................................15

Financial Statements

--------------------------------------------------------------------------------
42              AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- NEW YORK

IDS LIFE INSURANCE COMPANY      [AMERICAN EXPRESS LOGO]          PRSRT STD AUTO
OF NEW YORK                     [IDS LIFE OF NEW YORK LOGO]       U.S. POSTAGE
20 Madison Ave. Extension                                             PAID
Albany, NY 12203                                                AMERICAN EXPRESS
(800) 541-2251

                                                                  S-6471C (5/01)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for


             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)


                  IDS Life of New York Variable Annuity Account


                                   May 1, 2001


IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
800-541-2251

                                TABLE OF CONTENTS

Performance Information....................................................p.  3

Calculating Annuity Payouts................................................p. 13

Rating Agencies............................................................p. 14

Principal Underwriter......................................................p. 14

Independent Auditors.......................................................p. 14

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) Without a Surrender For Periods Ending Dec. 31, 2000


                                                            Performance since
                                                             commencement of
                                                             the subaccounta                   Performance since
                                                                                           commencement of the fundb
                                                                 Since                                              Since
Subaccount   Investing In:                                    Commencement       1 Year     5 Years   10 Years   Commencement
----------   -------------                                    ------------       ------     -------   --------   ------------
             AXP(R) VARIABLE PORTFOLIO -
   BC7             Blue Chip Advantage Fund (9/00; 9/99)c       -10.05%          -11.37%        --%        --%        0.25%
   BD7             Bond Fund (9/00; 10/81)                        2.28             4.37        3.81      7.23         9.32
   CR7             Capital Resource Fund (9/00; 10/81)          -12.43           -18.29       10.09     12.13        12.79
   CM7             Cash Management Fund (9/00; 10/81)             1.20             4.79        4.14      3.66         5.48
   DE7             Diversified Equity Income Fund (9/00;         -0.34            -1.77         --        --          2.00
                   9/99)
   EM7             Emerging Markets Fund (9/00; 5/00)           -11.63              --          --        --        -27.06d
   ES7             Equity Select Fund (5/01; 5/01)e                 --              --          --        --           --
   EI7             Extra Income Fund (9/00; 5/96)                -6.58           -10.23         --        --          1.13
   FI7             Federal Income Fund (9/00; 9/99)               2.97             7.40         --        --          5.70
   GB7             Global Bond Fund (9/00; 5/96)                  4.89             2.23         --        --          2.87
   GR7             Growth Fund (9/00; 9/99)                     -22.84           -20.10         --        --         -3.24
   IE7             International Fund (9/00; 1/92)               -9.45           -25.69        6.28       --          7.23
   MF7             Managed Fund (9/00; 4/86)                     -5.07            -3.27       11.57     11.80        10.67
   ND7             New Dimensions Fund(R)(9/00; 5/96)            -10.68           -9.99         --        --         16.58
   IV7             S&P 500 Index Fund (9/00; 5/00)               -8.26              --          --        --        -10.45d
   SC7             Small Cap Advantage Fund (9/00; 9/99)         -5.47             3.14         --        --         12.54
   SA7             Strategy Aggressive Fund (9/00; 1/92)        -27.71           -19.85      12.10        --         11.22
             AIM V.I.
   7CA             Capital Appreciation Fund (9/00; 5/93)       -22.39           -11.80      14.32        --         16.20
   7CD             Capital Development Fund (9/00; 5/98)         -5.73             8.18         --        --          9.36
             American Century VP
   7IF             International (9/00; 5/94)                    -5.55           -17.66      13.94        --         11.06
   7VA             Value (9/00; 5/96)                            12.74            16.98         --        --         11.45
             CALVERT VARIABLE SERIES INC.
   7SR             Social Balanced Portfolio (9/00; 9/86)        -7.40            -4.19      10.19      10.13         9.45
             CREDIT SUISSE WARBURG PINCUS TRUST -
   7EG             Emerging Growth Portfolio  (9/00;            -14.62            -2.50         --        --         21.09
                   9/99)

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) Without a Surrender For Periods Ending Dec. 31, 2000 (continued)



                                                            Performance since
                                                             commencement of
                                                             the subaccounta                   Performance since
                                                                                           commencement of the fundb
                                                                 Since                                              Since
Subaccount   Investing In:                                    Commencement       1 Year     5 Years   10 Years   Commencement
----------   -------------                                    ------------       ------     -------   --------   ------------
             FIDELITY VIP
   7GI             III Growth & Income Portfolio                 -5.04%           -4.65%        --%       --%        14.14%
                   (Service Class) (9/00; 12/96)c
   7MP             III Mid Cap Portfolio (Service Class)         -0.23            32.41         --        --         41.53
                   (9/00; 12/98)
   7OS             Overseas Portfolio (Service Class)            -8.42           -19.96       9.28       8.16         7.23
                   (9/00; 1/87)
             FRANKLIN TEMPLETON VIP TRUST
   7RE             Franklin Real Estate Fund - Class 2            3.53            30.30       9.35      12.35         9.32
                   (9/00; 1/89)f
   7SI             Franklin Value Securities Fund -               8.44            23.79         --        --         -1.47
                   Class 2
                   (9/00; 5/98)f
   7IS             Templeton International Smaller               -2.38            -2.21         --        --          2.80
                   Companies Fund - Class 2 (9/00; 5/96)f
             GOLDMAN SACHS VIT
   7SE             CORESM Small Cap Equity Fund (9/00;           -3.89             0.75         --        --          1.81
                   2/98)g
   7UE             CORESM U.S. Equity Fund (9/00; 2/98)g         -9.23           -10.51         --        --          8.09
   7MC             Mid Cap Value Fund (9/00; 5/98)               11.05            29.79         --        --          3.34
             JANUS ASPEN SERIES
   7AG             Aggressive Growth Portfolio:  Service        -31.58           -32.47      18.72        --         20.96
                   Shares (9/00; 9/93)h
   7GT             Global Technology Portfolio: Service         -29.44              --          --        --        -34.76d
                   Shares (9/00; 1/00)h
   7IG             International Growth Portfolio:              -13.16           -16.98      21.91        --         19.38
                   Service Shares (9/00; 5/94)h
             LAZARD RETIREMENT SERIES
   7IP             International Equity Portfolio (9/00;          0.04           -10.49         --        --         8.30
                   9/98)
             MFS(R)
   7MG             Investors Growth Stock Series -              -13.02            -7.24         --        --         16.54
                   Service Class (previously MFS(R)Growth
                   Series) (9/00; 5/99)i
   7MD             New Discovery Series - Service Class         -10.00            -3.08         --        --         21.70
                   (9/00; 5/98)i
             PUTNAM VARIABLE TRUST
   7IN             Putnam VT International New                  -18.92           -39.29         --        --          8.32
                   Opportunities Fund - Class IB Shares
                   (9/00; 1/97)j
   7VS             Putnam VT Vista Fund - Class IB              -20.98            -5.04         --        --         20.00
                   Shares
                   (9/00; 1/97)j
             ROYCE CAPITAL FUND
   7MI             Micro-Cap Portfolio (9/00; 12/96)             -1.28            17.39         --        --         16.47
             THIRD AVENUE
   7SV             Value Portfolio (9/00; 9/99)                  10.61            39.13         --        --         37.57
             WANGER
   7IT             International Small Cap (9/00; 5/95)         -19.62           -28.67       18.64       --         22.38
   7SP             U.S. Small Cap (9/00; 5/95)                    2.43            -9.07       17.63       --         18.32
             WELLS FARGO VT
   7AA             Asset Allocation Fund (5/01;4/94)k              --              0.01       12.15       --         13.02
   7WI             International Equity Fund (5/01;7/00)k          --               --          --        --        -10.81d
   7SG             Small Cap Growth Fund (5/01;5/95)k              --            (23.31)       8.68       --         10.43


a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount
b Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Cumulative return (not annualized) since commencement date of the fund e Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because no Class 2 Shares were issued until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning January 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.

h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) With a Surrender For Periods Ending Dec. 31, 2000

                                                              Performance
                                                                 since
                                                            commencement of                Performance since
                                                            the subaccounta            commencement of the fundb
                                                                Since                                          Since
Subaccount   Investing In:                                   Commencement     1 Year    5 Years  10 Years   Commencement
----------   -------------                                   ------------     ------    -------  --------   ------------
             AXP(R) VARIABLE PORTFOLIO -
   BC7             Blue Chip Advantage Fund (9/00; 9/99)c       -15.64%        -16.88%     --%      --%        -4.71%
   BD7             Bond Fund (9/00; 10/81)                       -4.18          -2.24     2.93      7.23        9.32
   CR7             Capital Resource Fund (9/00; 10/81)          -17.86         -23.31     9.40     12.13       12.79
   CM7             Cash Management Fund (9/00; 10/81)            -5.18          -1.84     3.28      3.66        5.48
   DE7             Diversified Equity Income Fund (9/00;         -6.62          -7.94      --        --        -2.99
                   9/99)
   EM7             Emerging Markets Fund (9/00; 5/00)           -17.12            --       --        --       -31.46d
   ES7             Equity Select Fund (5/01; 5/01)e                 --            --       --        --          --
   EI7             Extra Income Fund (9/00; 5/96)               -12.42         -15.81      --        --         0.15
   FI7             Federal Income Fund (9/00; 9/99)              -3.54           0.58      --        --         0.51
   GB7             Global Bond Fund (9/00; 5/96)                 -1.76          -4.23      --        --         1.88
   GR7             Growth Fund (9/00; 9/99)                     -27.54         -25.00      --        --        -8.00
   IE7             International Fund (9/00; 1/92)              -15.09         -30.19     5.48       --         7.23
   MF7             Managed Fund (9/00; 4/86)                    -11.01          -9.34    10.91     11.80       10.67
   ND7             New Dimensions Fund(R)(9/00; 5/96)            -16.23        -15.59      --        --        15.96
   IV7             S&P 500 Index Fund (9/00; 5/00)              -13.98            --       --        --       -16.02d
   SC7             Small Cap Advantage Fund (9/00; 9/99)        -11.39          -3.38      --        --         7.29
   SA7             Strategy Aggressive Fund (9/00; 1/92)        -32.07         -24.76    11.46       --        11.22
             AIM V.I.
   7CA             Capital Appreciation Fund (9/00; 5/93)       -27.12         -17.27    13.73       --        16.20
   7CD             Capital Development Fund (9/00; 5/98)        -11.63           1.30      --        --         7.07
             American Century vP
   7IF             International (9/00; 5/94)                   -11.46         -22.72    13.34       --        10.89
   7VA             Value (9/00; 5/96)                             5.74           9.98      --        --        10.73
             CALVERT VARIABLE SERIES INC.
   7SR             Social Balanced Portfolio (9/00; 9/86)       -13.18         -10.20     9.51      10.13        9.45
             CREDIT SUISSE WARBURG PINCUS TRUST -
   7EG             Emerging Growth Portfolio (9/00; 9/99)       -19.90          -8.63      --        --        15.98
             FIDELITY VIP
   7GI             III Growth & Income Portfolio                -10.98         -10.62      --        --        13.13
                   (Service Class) (9/00; 12/96)
   7MP             III Mid Cap Portfolio (Service Class)         -6.52          25.41      --        --        39.05
                   (9/00; 12/98)
   7OS             Overseas Portfolio (Service Class)           -14.13         -24.86     8.57       8.16       7.23
                   (9/00; 1/87)


          FRANKLIN TEMPLETON VIP TRUST
   7RE             Franklin Real Estate Fund - Class 2           -3.01          23.30     8.65      12.35       9.32
                   (9/00; 1/89)f
   7SI             Franklin Value Securities Fund -               1.55          16.79      --        --        -3.87
                   Class 2
                   (9/00; 5/98)f
   7IS             Templeton International Smaller               -8.51          -8.36      --        --         1.81
                   Companies Fund - Class 2 (9/00; 5/96)f
             GOLDMAN SACHS VIT
   7SE             CORESM Small Cap Equity Fund (9/00;           -9.92          -5.61      --        --        -0.44
                   2/98)g
   7UE             CORESM U.S. Equity Fund (9/00; 2/98)g        -14.88         -16.08      --        --         5.96
   7MC             Mid Cap Value Fund (9/00; 5/98)                4.05          22.79      --        --         0.81

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) With a Surrender For Periods Ending Dec. 31, 2000 (continued)

                                                              Performance
                                                                 since
                                                            commencement of                Performance since
                                                            the subaccounta            commencement of the fundb
                                                                Since                                          Since
Subaccount   Investing In:                                   Commencement     1 Year    5 Years  10 Years   Commencement
----------   -------------                                   ------------     ------    -------  --------   ------------
             JANUS ASPEN SERIES
   7AG             Aggressive Growth Portfolio: Service         -35.67%        -36.50%   18.22%      --%        20.96%
                   Shares (9/00; 9/93)c, h
   7GT             Global Technology Portfolio: Service         -33.68            --       --        --       -38.62d
                   Shares (9/00; 1/00)h
   7IG             International Growth Portfolio:              -18.54         -22.09    21.45       --        19.27
                   Service Shares (9/00; 5/94)h
             LAZARD RETIREMENT SERIES
   7IP             International Equity Portfolio (9/00;         -6.26         -16.05      --        --         5.56
                   9/98)
             MFS(R)
   7MG             Investors Growth Stock Series -              -18.41         -13.03      --        --        12.70
                   Service Class (previously MFS(R)Growth
                   Series) (9/00; 5/99)i
   7MD             New Discovery Series - Service Class         -15.60          -9.16      --        --        19.79
                   (9/00; 5/98)i
             PUTNAM VARIABLE TRUST
   7IN             Putnam VT International New                  -23.90         -42.84      --        --         7.10
                   Opportunities Fund - Class IB Shares
                   (9/00; 1/97)c, j
   7VS             Putnam VT Vista Fund - Class IB              -25.81         -10.98      --        --        19.12
                   Shares
                   (9/00; 1/97)j
             ROYCE CAPITAL FUND
   7MI             Micro-Cap Portfolio (9/00; 12/96)             -7.49          10.39      --        --        15.67
             THIRD AVENUE
   7SV             Value Portfolio (9/00; 9/99)                   3.61          32.13      --        --        32.54
             WANGER
   7IT             International Small Cap (9/00; 5/95)         -24.55         -32.96    18.13       --        22.10
   7SP             U.S. Small Cap (9/00; 5/95)                   -4.04         -14.74    17.10       --        18.00
             WELLS FARGO VT
   7AA             Asset Allocation Fund (5/01;4/94)k              --           -6.29    11.51       --        12.87
   7WI             International Equity Fund (5/01;7/00)k          --             --       --        --       -16.35d
   7SG             Small Cap Growth Fund (5/01;5/95)k              --          -27.98     7.96       --         9.98

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount
b Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Cumulative return (not annualized) since commencement date of the fund e Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because no Class 2 Shares were issued until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning January 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

i Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2000

                                                             Performance since
                                                            commencement of the
                                                                subaccounta                    Performance since
                                                                                           Commencement of the fundb
                                                                  Since                                            Since
Subaccount   Investing In:                                    Commencement        1 Year    5 Years  10 Years   Commencement
----------   -------------                                    ------------        ------    -------  --------   ------------
             AXP(R) VARIABLE PORTFOLIO -
   BC8             Blue Chip Advantage Fund (9/00; 9/99)c       -10.00%           -11.20%      --%       --%        0.45%
   BD8             Bond Fund (9/00; 10/81)                        2.34              4.58      4.01      7.44        9.54
   CR8             Capital Resource Fund (9/00; 10/81)          -12.38            -18.13     10.31     12.35       13.01
   CM8             Cash Management Fund (9/00; 10/81)             1.25              5.00      4.35      3.87        5.69
   DE8             Diversified Equity Income Fund (9/00;         -0.31             -1.57       --        --         2.21
                   9/99)
   EM8             Emerging Markets Fund (9/00; 5/00)           -11.59               --        --        --       -26.96d
   ES8             Equity Select Fund (5/01; 5/01)e                --                --        --        --          --
   EI8             Extra Income Fund (9/00; 5/96)                -6.54            -10.05       --        --         1.33
   FI8             Federal Income Fund (9/00; 9/99)               3.02              7.62       --        --         5.91
   GB8             Global Bond Fund (9/00; 5/96)                  4.94              2.43       --        --         3.07
   GR8             Growth Fund (9/00; 9/99)                     -22.80            -19.94       --        --        -3.05
   IE8             International Fund (9/00; 1/92)               -9.41            -25.54      6.49       --         7.44
   MF8             Managed Fund (9/00; 4/86)                     -5.02             -3.08     11.79     12.02       10.90
   ND8             New Dimensions Fund(R)(9/00; 5/96)            -10.63            -9.81       --        --        16.81
   IV8             S&P 500 Index Fund (9/00; 5/00)               -8.21               --        --        --       -10.33d
   SC8             Small Cap Advantage Fund (9/00; 9/99)         -5.42              3.35       --        --        12.77
   SA8             Strategy Aggressive Fund (9/00; 1/92)        -27.68            -19.69     12.32       --        11.44
             AIM V.I.
   8CA             Capital Appreciation Fund (9/00; 5/93)       -22.35            -11.62     14.55       --        16.43
   8CD             Capital Development Fund (9/00; 5/98)         -5.68              8.39       --        --         9.58
             American Century vP
   8IF             International (9/00; 5/94)                    -5.50            -17.49     14.17       --        11.28
   8VA             Value (9/00; 5/96)                            12.79             17.22       --        --        11.68
             CALVERT VARIABLE SERIES INC.
   8SR             Social Balanced Portfolio (9/00; 9/86)        -7.35             -4.00     10.42     10.35        9.67
             CREDIT SUISSE WARBURG PINCUS TRUST -
   8EG             Emerging Growth Portfolio (9/00; 9/99)       -14.58             -2.31       --        --        21.33
             FIDELITY VIP
   8GI             III Growth & Income Portfolio                 -4.99             -4.46       --        --        14.37
                   (Service Class) (9/00; 12/96)
   8MP             III Mid Cap Portfolio (Service Class)         -0.19             32.67       --        --        41.81
                   (9/00; 12/98)
   8OS             Overseas Portfolio (Service Class)            -8.37            -19.80      9.49      8.38        7.45
                   (9/00; 1/87)
             FRANKLIN TEMPLETON VIP TRUST
   8RE             Franklin Real Estate Fund - Class 2            3.59             30.56      9.57     12.58        9.54
                   (9/00; 1/89)f
   8SI             Franklin Value Securities Fund -               8.50             24.04       --        --        -1.27
                   Class 2
                   (9/00; 5/98)f
   8IS             Templeton International Smaller               -2.33             -2.02       --        --         3.00
                   Companies Fund - Class 2 (9/00; 5/96)f
             GOLDMAN SACHS VIT
   8SE             CORESM Small Cap Equity Fund (9/00;           -3.84              0.96       --        --         2.01
                   2/98)g
   8UE             CORESM U.S. Equity Fund (9/00; 2/98)g         -9.18            -10.34       --        --         8.31
   8MC             Mid Cap Value Fund (9/00; 5/98)               11.11             30.05       --        --         3.55
             JANUS ASPEN SERIES
   8AG             Aggressive Growth Portfolio: Service         -31.55            -32.33     18.96       --        21.20
                   Shares (9/00; 9/93)h
   8GT             Global Technology Portfolio: Service         -29.41               --        --        --       -34.63d
                   Shares (9/00; 1/00)h
   8IG             International Growth Portfolio:              -13.12            -16.82     22.15       --        19.61
                   Service Shares (9/00; 5/94)h
             LAZARD RETIREMENT SERIES
   8IP             International Equity Portfolio (9/00;          0.09            -10.31       --        --         8.52
                   9/98)
             MFS(R)
   8MG             Investors Growth Stock Series -              -12.98             -7.05       --        --        16.77
                   Service Class (previously MFS(R)Growth
                   Series) (9/00; 5/99)i
   8MD             New Discovery Series - Service Class          -9.96             -2.88       --        --        21.94
                   (9/00; 5/98)i

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                            commencement of the
                                                                subaccounta                    Performance since
                                                                                           Commencement of the fundb
                                                                  Since                                            Since
Subaccount   Investing In:                                    Commencement        1 Year    5 Years  10 Years   Commencement
----------   -------------                                    ------------        ------    -------  --------   ------------
             PUTNAM VARIABLE TRUST
   8IN             Putnam VT International New                  -18.88%           -39.17%      --%       --%        8.54%
                   Opportunities Fund - Class IB Shares
                   (9/00; 1/97)c, j
   8VS             Putnam VT Vista Fund - Class IB              -20.94             -4.85       --        --        20.25
                   Shares
                   (9/00; 1/97)j
             ROYCE CAPITAL FUND
   8MI             Micro-Cap Portfolio (9/00; 12/96)             -1.23             17.62       --        --        16.70
             THIRD AVENUE
   8SV             Value Portfolio (9/00; 9/99)                  10.67             39.40       --        --        37.85
             WANGER
   8IT             International Small Cap (9/00; 5/95)         -19.58            -28.53     18.88       --        22.62
   8SP             U.S. Small Cap (9/00; 5/95)                    2.48             -8.89     17.86       --        18.56
             WELLS FARGO VT                                                                              --
   8AA             Asset Allocation Fund (5/01;4/94)k              --               0.21     12.37       --        27.86
   8WI             International Equity Fund (5/01;7/00)k          --                --        --        --       -10.72d
   8SG             Small Cap Growth Fund (5/01;5/95)k              --             -23.19      8.85       --        35.15

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount
b Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Cumulative return (not annualized) since commencement date of the fund e Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because no Class 2 Shares were issued until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning January 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) With a Surrender For Periods Ending Dec. 31, 2000


                                                             Performance since
                                                            commencement of the
                                                                subaccounta                    Performance since
                                                                                           Commencement of the fundb
                                                                  Since                                            Since
Subaccount   Investing In:                                    Commencement        1 Year    5 Years  10 Years   Commencement
----------   -------------                                    ------------        ------    -------  --------   ------------
             AXP(R) VARIABLE PORTFOLIO -
   BC8             Blue Chip Advantage Fund (9/00; 9/99)c       -15.60%           -16.71%      --%       --%       -4.52%
   BD8             Bond Fund (9/00; 10/81)                       -4.13             -2.04      3.15      7.44        9.54
   CR8             Capital Resource Fund (9/00; 10/81)          -17.82            -23.16      9.62     12.35       13.01
   CM8             Cash Management Fund (9/00; 10/81)            -5.13             -1.65      3.49      3.87        5.69
   DE8             Diversified Equity Income Fund (9/00;         -6.58             -7.76       --        --        -2.79
                   9/99)
   EM8             Emerging Markets Fund (9/00; 5/00)           -17.08               --        --        --       -31.37d
   ES8             Equity Select Fund (5/01; 5/01)e                 --               --        --        --          --
   EI8             Extra Income Fund (9/00; 5/96)               -12.38            -15.65       --        --         0.32
   FI8             Federal Income Fund (9/00; 9/99)              -3.49              0.78       --        --         0.71
   GB8             Global Bond Fund (9/00; 5/96)                 -1.70             -4.04       --        --         2.09
   GR8             Growth Fund (9/00; 9/99)                     -27.51            -24.85       --        --        -7.82
   IE8             International Fund (9/00; 1/92)              -15.05            -30.05      5.70       --         7.44
   MF8             Managed Fund (9/00; 4/86)                    -10.97             -9.16     11.14     12.02       10.90
   ND8             New Dimensions Fund(R)(9/00; 5/96)           -16.19            -15.42       --        --        16.32
   IV8             S&P 500 Index Fund (9/00; 5/00)              -13.94               --        --        --       -15.91d
   SC8             Small Cap Advantage Fund (9/00; 9/99)        -11.34             -3.19       --        --         7.52
   SA8             Strategy Aggressive Fund (9/00; 1/92)        -32.04            -24.61     11.69       --        11.44
             AIM V.I.
   8CA             Capital Appreciation Fund (9/00; 5/93)       -27.08            -17.11     13.96       --        16.43
   8CD             Capital Development Fund (9/00; 5/98)        -11.58              1.50       --        --         7.29
             American Century vP
   8IF             International (9/00; 5/94)                   -11.42            -22.57     13.58       --        11.12
   8VA             Value (9/00; 5/96)                             5.79             10.22       --        --        10.95
             CALVERT VARIABLE SERIES INC.
   8SR             Social Balanced Portfolio (9/00; 9/86)       -13.14            -10.02      9.73     10.35        9.67
             CREDIT SUISSE WARBURG PINCUS TRUST -
   8EG             Emerging Growth Portfolio (9/00; 9/99)       -19.86             -8.45       --        --        16.23
             FIDELITY VIP
   8GI             III Growth & Income Portfolio                -10.94            -10.44       --        --        13.37
                   (Service Class) (9/00; 12/96)
   8MP             III Mid Cap Portfolio (Service Class)         -6.47             25.67       --        --        39.34
                   (9/00 12/98)
   8OS             Overseas Portfolio (Service Class)           -14.09            -24.71      8.79      8.38        7.45
                   (9/00; 1/87)
             FRANKLIN TEMPLETON VIP TRUST
   8RE             Franklin Real Estate Fund - Class 2           -2.96             23.56      8.87     12.58        9.54
                   (9/00; 1/89)f
   8SI             Franklin Value Securities Fund -               1.60             17.04       --        --        -3.68
                   Class 2
                   (9/00; 5/98)f
   8IS             Templeton International Smaller               -8.46             -8.18       --        --         2.02
                   Companies Fund - Class 2 (9/00; 5/96)f
             GOLDMAN SACHS VIT
   8SE             CORESM Small Cap Equity Fund (9/00;           -9.87             -5.41       --        --        -0.24
                   2/98)g
   8UE             CORESM U.S. Equity Fund (9/00; 2/98)g        -14.84            -15.91       --        --         6.18
   8MC             Mid Cap Value Fund (9/00; 5/98)                4.11             23.05       --        --         1.02
             JANUS ASPEN SERIES
   8AG             Aggressive Growth Portfolio: Service         -35.64            -36.37     18.46       --        21.20
                   Shares (9/00; 9/93)h
   8GT             Global Technology Portfolio: Service         -33.65               --        --        --       -38.51d
                   Shares (9/00; 1/00)h
   8IG             International Growth Portfolio:              -18.50            -21.94     21.70       --        19.50
                   Service Shares (9/00; 5/94)h
             LAZARD RETIREMENT SERIES
   8IP             International Equity Portfolio (9/00;         -6.22            -15.89       --        --         5.78
                   9/98)
             MFS(R)
   8MG             Investors Growth Stock Series -              -18.37            -12.86       --        --        12.94
                   Service Class (previously MFS(R)Growth
                   Series) (9/00; 5/99)i
   8MD             New Discovery Series - Service Class         -15.56             -8.98       --        --        20.03
                   (9/00; 5/98)i

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) With a Surrender For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                            commencement of the
                                                                subaccounta                    Performance since
                                                                                           Commencement of the fundb
                                                                  Since                                            Since
Subaccount   Investing In:                                    Commencement        1 Year    5 Years  10 Years   Commencement
----------   -------------                                    ------------        ------    -------  --------   ------------
             PUTNAM VARIABLE TRUST
   8IN             Putnam VT International New                  -23.86%           -42.73%      --%       --%       7.34%
                   Opportunities Fund - Class IB Shares
                   (9/00; 1/97)c, j
   8VS             Putnam VT Vista Fund - Class IB              -25.77            -10.81       --        --        19.37
                   Shares
                   (9/00; 1/97)j
             ROYCE CAPITAL FUND
   8MI             Micro-Cap Portfolio (9/00; 12/96)             -7.44             10.62       --        --        15.91
             THIRD AVENUE
   8SV             Value Portfolio (9/00; 9/99)                   3.67             32.40       --        --        32.82
             WANGER
   8IT             International Small Cap (9/00; 5/95)         -24.51            -32.83     18.37       --        22.35
   8SP             U.S. Small Cap (9/00; 5/95)                   -3.99            -14.56     17.34       --        18.24
             WELLS FARGO VT
   8AA             Asset Allocation Fund (5/01;4/94)k              --              -6.10     11.74       --        27.78
   8WI             International Equity Fund (5/01;7/00)k          --                --        --        --       -16.27d
   8SG             Small Cap Growth Fund (5/01;5/95)k              --             -27.87      8.12       --        34.98

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount
b Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Cumulative return (not annualized) since commencement date of the fund e Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because no Class 2 Shares were issued until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning January 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
     (d)  raising the base period return to the power of 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o    the  effect  of any  applicable  surrender  charge,  or
o    any  realized  or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000




Subaccount  Investing In:                                     Simple Yield   Compound Yield
----------  -------------                                     ------------   --------------
CM7         AXP(R)Variable Portfolio - Cash Management Fund       4.95%            5.07%
CM8         AXP(R)Variable Portfolio - Cash Management Fund       5.16             5.30


Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements)
         c =  the average  daily  number of  accumulation  units  outstanding during the period that were entitled to receive dividends
         d =  the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield Based on the 30-Day Period Ending Dec. 31, 2000




Subaccount       Investing In:                                               Simple Yield
----------       -------------                                               ------------
BD7              AXP(R)Variable Portfolio - Bond Fund                           7.28%
BD8              AXP(R)Variable Portfolio - Bond Fund                           7.57
DE7              AXP(R)Variable Portfolio - Diversified Equity Income Fund      0.00
DE8              AXP(R)Variable Portfolio - Diversified Equity Income Fund      0.00
EI7              AXP(R)Variable Portfolio - Extra Income Fund                  10.61
EI8              AXP(R)Variable Portfolio - Extra Income Fund                  11.07
FI7              AXP(R)Variable Portfolio - Federal Income Fund                 6.20
FI8              AXP(R)Variable Portfolio - Federal Income Fund                 5.20
GB7              AXP(R)Variable Portfolio - Global Bond Fund                    0.00
GB8              AXP(R)Variable Portfolio - Global Bond Fund                    0.00


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity  unit value on the  valuation  date;  by
o    the fixed  number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency               Rating

      A.M. Best                   A+
                              (Superior)

    Duff & Phelps                AAA

       Moody's             Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life of New York has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life of New York's General Account and reflects IDS Life of New York's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life of New York's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Surrender charges received by IDS Life of New York for the last year aggregated total $921,090.

Commissions paid by IDS Life of New York for the last year aggregated total $1,731,833.

The contract is new as of 2000 and therefore we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R) (comprised of subaccounts BC7, BC8, BD7, BD8, CR7, CR8, CM7, CM8, DE7, DE8, EM7, EM8, EI7, EI8, FI7, FI8, GB7, GB8, GR7, GR8, IE7, IE8, MF7, MF8, ND7, ND8, IV7, IV8, SC7, SC8, SA7, SA8, 7CA, 8CA, 7CD, 8CD, 7IF, 8IF, 7VA, 8VA, 7SR, 8SR, 7EG, 8EG, 7GI, 8GI, 7MP, 8MP, 7OS, 8OS, 7RE, 8RE, 7SI, 8SI, 7IS, 8IS, 7SE, 8SE, 7UE, 8UE, 7MC, 8MC, 7AG, 8AG, 7GT, 8GT, 7IG, 8IG, 7IP, 7MG, 8MG, 7MD, 8MD, 7IN, 8IN, 7VS, 8VS, 7MI, 8MI, 7SV, 8SV, 7IT, 8IT, 7SP and 8SP) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R) at December 31, 2000, and the individual and combined results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001

IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                          Segregated Asset Subaccounts
Assets                         BC7            BC8           BD7           BD8           CR7           CR8           CM7
Investments in shares
of mutual funds
and portfolios:
  at cost                  $ 247,204      $ 149,853     $ 602,156     $ 482,113      $ 60,137     $ 128,364   $ 4,212,034
                           ---------      ---------     ---------     ---------      --------     ---------   -----------
  at market value          $ 241,401      $ 145,386     $ 609,291     $ 486,618      $ 56,739      $ 96,224   $ 4,212,107
Dividends receivable              --             --         3,011         2,063            --            --        14,920
Accounts receivable
from IDS Life of New York
for contract purchase
payments                          73             --           427            --            --            --            --
Receivable from mutual
funds and portfolios
for share redemptions             --             --            --            --            --            --            --
                           ---------      ---------     ---------     ---------      --------     ---------   ----------
Total assets                 241,474        145,386       612,729       488,681        56,739        96,224     4,227,027
                             -------        -------       -------       -------        ------        ------     ---------

Liabilities
Payable to IDS Life
of New York for:
  Mortality and expense
  risk fee                       137             76           395           217            35            49         2,331
  Contract terminations           --             --            --         2,185            --            --        28,604
Payable to mutual funds
and portfolios for
investments purchased             --             --            --            --            --            --            --
                             -------        -------       -------       -------        ------        ------     ---------
Total liabilities                137             76           395         2,402            35            49        30,935
                                 ---             --           ---         -----            --            --        ------
Net assets applicable to
contracts in accumulation
period                      $241,337      $ 145,310     $ 612,334     $ 486,279      $ 56,704      $ 96,175   $ 4,196,092
                            --------      ---------     ---------     ---------      --------      --------   -----------
Accumulation units
outstanding                  268,146        161,375       599,922       475,789        64,715       109,708     4,152,853
                             -------        -------       -------       -------        ------       -------     ---------
Net asset value per
accumulation unit             $ 0.90         $ 0.90        $ 1.02        $ 1.02        $ 0.88        $ 0.88        $ 1.01
                              ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                                Segregated Asset Subaccounts
Assets                            CM8            DE7           DE8           EM7           EM8           EI7           EI8
Investments in shares
of mutual funds
and portfolios:
  at cost                      $ 3,632,919       $ 79,029      $ 16,107      $ 10,530      $ 13,485     $ 553,347     $ 442,438
                               -----------       --------      --------      --------      --------     ---------     ---------
  at market value              $ 3,633,004       $ 82,352      $ 16,616      $ 10,255       $ 6,519     $ 534,104     $ 427,710
Dividends receivable                13,326             --            --            --            --         4,217         3,338
Accounts receivable
from IDS Life of New York
from contract purchase
payments                            69,150             --            --           150            --           271         1,819
Receivable from mutual
funds and portfolios
for share redemptions                   --             --            --            --            --            --            --
                               -----------       --------      --------      --------      --------     ---------     ---------
Total assets                     3,715,480         82,352        16,616        10,405         6,519       538,592       432,867
                                 ---------         ------        ------        ------         -----       -------       -------

Liabilities
Payable to IDS Life
of New York for:
  Mortality and expense
  risk fee                           1,674             56             7             3             3           368           226
  Contract terminations                 --             --            --            --            --            --            --
Payable to mutual funds
and portfolios for
investments purchased                   --             --            --            --            --            --            --
                                 ---------         ------        ------        ------         -----       -------       -------
Total liabilities                    1,674             56             7             3             3           368           226
                                     -----             --             -             -             -           ---           ---
Net assets applicable
to contracts in
accumulation period             $3,713,806       $ 82,296      $ 16,609      $ 10,402       $ 6,516     $ 538,224     $ 432,641
                                ----------       --------      --------      --------       -------     ---------     ---------
Accumulation units outstanding   3,673,827         82,547        16,684        11,765         7,364       577,156       464,638
                                 ---------         ------        ------        ------         -----       -------       -------
Net asset value per
accumulation unit                   $ 1.01         $ 1.00        $ 1.00        $ 0.88        $ 0.88        $ 0.93        $ 0.93
                                    ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                         Segregated Asset Subaccounts
Assets                        FI7            FI8           GB7           GB8           GR7           GR8           IE7
Investments in shares
of mutual funds
and portfolios:
  at cost                 $ 481,236      $ 254,524     $ 173,128      $ 94,697   $ 1,043,580     $ 631,446     $ 294,323
                          ---------      ---------     ---------      --------   -----------     ---------     ---------
  at market value         $ 486,974      $ 258,008     $ 182,453      $ 99,798     $ 921,968     $ 570,097     $ 286,207
Dividends receivable          1,942            997            --            --            --            --            --
Accounts receivable
from IDS Life of
New York for contract
purchase payments                --             --            32           120         1,012         2,392            28
Receivable from mutual
funds and portfolios
for share redemptions            --             --            --            --            --            --            --
                          ---------      ---------     ---------      --------   -----------     ---------     ---------
Total assets                488,916        259,005       182,485        99,918       922,980       572,489       286,235
                            -------        -------       -------        ------       -------       -------       -------

Liabilities
Payable to IDS Life
of New York for:
  Mortality and expense
  risk fee                      328            134           127            57           583           256           149
  Contract terminations       1,500             --            --            --            --            --            --
Payable to mutual funds
and portfolios for
investments purchased            --             --            --            --            --            --            --
                            -------        -------       -------        ------       -------       -------       -------
Total liabilities             1,828            134           127            57           583           256           149
                              -----            ---           ---            --           ---           ---           ---
Net assets applicable to
contracts in accumulation
period                     $487,088      $ 258,871     $ 182,358      $ 99,861     $ 922,397     $ 572,233     $ 286,086
                           --------      ---------     ---------      --------     ---------     ---------     ---------
Accumulation units
outstanding                 473,850        251,749       173,944        95,313     1,194,782       740,833       315,787
                            -------        -------       -------        ------     ---------       -------       -------
Net asset value per
accumulation unit            $ 1.03         $ 1.03        $ 1.05        $ 1.05        $ 0.77        $ 0.77        $ 0.91
                             ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                           Segregated Asset Subaccounts
Assets                          IE8            MF7           MF8           ND7           ND8           IV7           IV8
Investments in shares of
mutual funds and portfolios:
  at cost                    $ 14,915      $ 389,166     $ 127,713   $ 1,823,780   $ 1,110,217     $ 109,075     $ 122,254
                             --------      ---------     ---------   -----------   -----------     ---------     ---------
  at market value            $ 11,841      $ 367,845     $ 121,142   $ 1,682,653   $ 1,042,362     $ 103,908     $ 118,521
Dividends receivable               --             --            --            --            --            --            --
Accounts receivable from
IDS Life of New York for
contract purchase
payments                          --             332         1,699         3,406         2,825           127            --
Receivable from mutual
funds and portfolios
for share redemptions              --             --            --            --            --            --            --
                             --------      ---------     ---------   -----------   -----------     ---------     ---------
Total assets                   11,841        368,177       122,841     1,686,059     1,045,187       104,035       118,521
                               ------        -------       -------     ---------     ---------       -------       -------

Liabilities
Payable to IDS Life of
New York for:
  Mortality and expense
  risk fee                          7            216            62         1,051           463            69            57
  Contract terminations            --             --            --            --            --            --            --
Payable to mutual funds
and portfolios for
investments purchased              --             --            --            --            --            --            --
                               ------        -------       -------     ---------     ---------       -------       -------
Total liabilities                   7            216            62         1,051           463            69            57
                                    -            ---            --         -----           ---            --            --
Net assets applicable to
contracts in accumulation
period                        $11,834      $ 367,961     $ 122,779   $ 1,685,008   $ 1,044,724     $ 103,966     $ 118,464
                              -------      ---------     ---------   -----------   -----------     ---------     ---------
Accumulation units
outstanding                    13,057        387,397       129,203     1,885,448     1,168,402       113,256       129,004
                               ------        -------       -------     ---------     ---------       -------       -------
Net asset value per
accumulation unit              $ 0.91         $ 0.95        $ 0.95        $ 0.89        $ 0.89        $ 0.92        $ 0.92
                               ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                          Segregated Asset Subaccounts
Assets                         SC7            SC8           SA7           SA8           7CA           8CA           7CD
Investments in shares of
mutual funds and portfolios:
  at cost                   $ 91,790       $ 61,630     $ 647,494     $ 446,354     $ 496,844     $ 270,099     $ 435,954
                            --------       --------     ---------     ---------     ---------     ---------     ---------
  at market value           $ 94,948       $ 61,479     $ 542,541     $ 331,447     $ 447,247     $ 240,891     $ 441,780
Dividends receivable              --             --            --            --            --            --            --
Accounts receivable from
IDS Life of New York for
contract purchase payments        41             --           233           670         3,300            --           150
Receivable from mutual
funds and portfolios
for share redemptions             --             --            --            --           274           456           284
                            --------       --------     ---------     ---------     ---------     ---------     ---------
Total assets                  94,989         61,479       542,774       332,117       450,821       241,347       442,214
                              ------         ------       -------       -------       -------       -------       -------

Liabilities
Payable to IDS Life
of New York for:
  Mortality and expense
  risk fee                        38             33           309           156           274           109           284
  Contract terminations           --             --            --            --            --           347            --
Payable to mutual funds
and portfolios for
investments purchased             --             --            --            --         3,300            --           150
                              ------         ------       -------       -------       -------       -------       -------
Total liabilities                 38             33           309           156         3,574           456           434
                                  --             --           ---           ---         -----           ---           ---
Net assets applicable to
contracts in accumulation
period                       $94,951       $ 61,446     $ 542,465     $ 331,961     $ 447,247     $ 240,891     $ 441,780
                             -------       --------     ---------     ---------     ---------     ---------     ---------
Accumulation units
outstanding                  100,387         64,937       749,900       458,690       575,903       310,030       468,396
                             -------         ------       -------       -------       -------       -------       -------
Net asset value per
accumulation unit             $ 0.95         $ 0.95        $ 0.72        $ 0.72        $ 0.78        $ 0.78        $ 0.94
                              ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.

IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                           Segregated Asset Subaccounts
Assets                         8CD            7IF           8IF           7VA           8VA           7SR           8SR
Investments in shares
of mutual funds and
portfolios:
  at cost                   $ 239,771      $ 292,115     $ 277,457      $ 92,094       $ 5,582      $ 15,483          $ 56
                            ---------      ---------     ---------      --------       -------      --------          ----
  at market value           $ 241,341      $ 295,330     $ 281,678      $ 99,874       $ 5,817      $ 14,321          $ 52
Dividends receivable               --             --            --            --            --            --            --
Accounts receivable from
IDS Life of New York
for contract purchase
payments                        1,439            121         1,019         3,300            --            --            --
Receivable from mutual
funds and portfolios
for share redemptios              127            183           146            60             2             7            --
                                  ---            ---           ---            --             -             -           ---
Total assets                  242,907        295,634       282,843       103,234         5,819        14,328            52
                              -------        -------       -------       -------         -----        ------            --

Liabilities
Payable to IDS Life of
New York for:
  Mortality and expense
  risk fee                        127            183           146            60             2             7            --
  Contract terminations            --             --            --            --            --            --            --
Payable to mutual funds
and portfolios for
investments purchased           1,439            121         1,019         3,300            --            --            --
                                -----            ---         -----         -----           ---           ---          ----
Total liabilities               1,566            304         1,165         3,360             2             7            --
                                -----            ---         -----         -----             -             -          ----
Net assets applicable to
contracts in accumulation
period                       $241,341      $ 295,330     $ 281,678      $ 99,874       $ 5,817      $ 14,321          $ 52
                             --------      ---------     ---------      --------       -------      --------          ----
Accumulation units
outstanding                   255,754        312,523       297,930        88,553         5,155        15,457            56
                              -------        -------       -------        ------         -----        ------            --
Net asset value per
accumulation unit              $ 0.94         $ 0.94        $ 0.95        $ 1.13        $ 1.13        $ 0.93        $ 0.93
                               ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                          Segregated Asset Subaccounts
Assets                        7EG            8EG           7GI           8GI           7MP           8MP           7OS
Investments in shares
of mutual funds and
portfolios:
  at cost                  $ 271,654       $ 89,655     $ 386,179     $ 331,294     $ 419,089     $ 443,177     $ 137,609
                           ---------       --------     ---------     ---------     ---------     ---------     ---------
  at market value          $ 266,366       $ 90,213     $ 381,608     $ 329,677     $ 438,614     $ 460,997     $ 135,430
Dividends receivable             213             72            --            --         1,505         1,589            --
Accounts receivable from
IDS Life of New York for
contract purchase payments        --             --           200         2,800         2,578           674            20
Receivable from mutual
funds and portfolios
for share redemptions            171             47           232           124           299           172            88
                                 ---             --           ---           ---           ---           ---            --
Total assets                 266,750         90,332       382,040       332,601       442,996       463,432       135,538
                             -------         ------       -------       -------       -------       -------       -------

Liabilities
Payable to IDS Life of
New York for:
  Mortality and expense
  risk fee                       171             47           232           124           298           173            88
  Contract terminations           --             --            --            --            --            --            --
Payable to mutual funds
and portfolios for
investments purchased            213             72           200         2,800         4,084         2,262            20
                                 ---             --           ---         -----         -----         -----            --
Total liabilities                384            119           432         2,924         4,382         2,435           108
                                 ---            ---           ---         -----         -----         -----           ---
Net assets applicable to
contracts in accumulation
period                      $266,366       $ 90,213     $ 381,608     $ 329,677     $ 438,614     $ 460,997     $ 135,430
                            --------       --------     ---------     ---------     ---------     ---------     ---------
Accumulation units
outstanding                  311,812        105,548       401,647       346,817       439,435       461,632       147,803
                             -------        -------       -------       -------       -------       -------       -------
Net asset value per
accumulation unit             $ 0.85         $ 0.85        $ 0.95        $ 0.95        $ 1.00        $ 1.00        $ 0.92
                              ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                             Segregated Asset Subaccounts
Assets                           8OS            7RE           8RE           7SI           8SI           7IS           8IS
Investments in shares of
mutual funds and portfolios:
  at cost                     $ 137,592      $ 145,698     $ 131,469      $ 55,828      $ 18,484       $ 5,897         $ 940
                              ---------      ---------     ---------      --------      --------       -------         -----
  at market value             $ 132,863      $ 155,627     $ 141,832      $ 60,946      $ 20,034       $ 5,921         $ 941
Dividends receivable                 --             --            --            --            --            --            --
Accounts receivable from
IDS Life of New York for
contract purchase payments          121             41           960            --            --            30           915
Receivable from mutual funds
and portfolios for share
redemptions                          60            103            76            43             4             4            --
                                     --            ---            --            --             -             -
Total assets                    133,044        155,771       142,868        60,989        20,038         5,955         1,856
                                -------        -------       -------        ------        ------         -----         -----

Liabilities
Payable to IDS Life of
New York for:
  Mortality and expense
  risk fee                           60            103            76            43             4             4            --
  Contract terminations              --             --            --            --            --            --            --
Payable to mutual funds
and portfolios for
investments purchased               121             41           960            --            --            30           915
                                    ---             --           ---           ---           ---            --           ---
Total liabilities                   181            144         1,036            43             4            34           915
                                    ---            ---         -----            --             -            --           ---
Net assets applicable to
contracts in accumulation
period                         $132,863      $ 155,627     $ 141,832      $ 60,946      $ 20,034       $ 5,921         $ 941
                               --------      ---------     ---------      --------      --------       -------         -----
Accumulation units
outstanding                     144,928        150,244       136,858        56,176        18,457         6,062           963
                                -------        -------       -------        ------        ------         -----           ---
Net asset value per
accumulation unit                $ 0.92         $ 1.04        $ 1.04        $ 1.08        $ 1.09        $ 0.98        $ 0.98
                                 ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                          Segregated Asset Subaccounts
Assets                        7SE            8SE           7UE           8UE           7MC           8MC           7AG
Investments in shares
of mutual funds and
portfolios:
  at cost                  $ 101,394       $ 97,765     $ 192,896     $ 252,620     $ 172,035      $ 38,052     $ 524,854
                           ---------       --------     ---------     ---------     ---------      --------     ---------
  at market value          $ 102,828       $ 99,303     $ 183,489     $ 241,244     $ 179,780      $ 40,764     $ 467,013
Dividends receivable              --             --            --            --            --            --            --
Accounts receivable from
IDS Life of New York
for contract purchase
payments                          --             --         3,533           240            66            --           275
Receivable from mutual
funds and portfolios
for share redemptions             78             40           107           115            82            23           318
                                  --             --           ---           ---            --            --           ---
Total assets                 102,906         99,343       187,129       241,599       179,928        40,787       467,606
                             -------         ------       -------       -------       -------        ------       -------

Liabilities
Payable to IDS Life
of New York for:
  Mortality and expense
  risk fee                        78             40           107           115            82            23           318
  Contract terminations           --             --            --            --            --            --            --
Payable to mutual funds
and portfolios for
investments purchased             --             --         3,533           240            66            --           275
                                ----           ----         -----           ---            --           ---           ---
Total liabilities                 78             40         3,640           355           148            23           593
                                  --             --         -----           ---           ---            --           ---
Net assets applicable to
contracts in accumulation
period                      $102,828       $ 99,303     $ 183,489     $ 241,244     $ 179,780      $ 40,764     $ 467,013
                            --------       --------     ---------     ---------     ---------      --------     ---------
Accumulation units
outstanding                  106,936        103,219       202,039       265,501       161,815        36,672       682,087
                             -------        -------       -------       -------       -------        ------       -------
Net asset value per
accumulation unit             $ 0.96         $ 0.96        $ 0.91        $ 0.91        $ 1.11        $ 1.11        $ 0.68
                              ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                             Segregated Asset Subaccounts
Assets                           8AG            7GT           8GT           7IG           8IG           7IP           7MG
Investments in shares of
mutual funds and portfolios:
  at cost                     $ 221,240      $ 218,340     $ 183,184     $ 593,509     $ 491,650      $ 15,400     $ 627,464
                              ---------      ---------     ---------     ---------     ---------      --------     ---------
  at market value             $ 197,631      $ 183,728     $ 154,833     $ 555,678     $ 468,840      $ 15,687     $ 595,891
Dividends receivable                 --             --            --            --            --            --            --
Accounts receivable
from IDS Life of New York
for contact purchase
payments                          1,948             --           142         3,450           944            --           297
Receivable from mutual
funds and portfolios
for share redemptions               112            133            73           375           198            10           396
                                    ---            ---            --           ---           ---            --           ---
Total assets                    199,691        183,861       155,048       559,503       469,982        15,697       596,584
                                -------        -------       -------       -------       -------        ------       -------

Liabilities
Payable to IDS Life of
New York for:
  Mortality and expense
  risk fee                          112            133            73           375           198            10           396
  Contract terminations              --             --            --            --            --            --            --
Payable to mutual funds
and portfolios for
investments purchased             1,948             --           142         3,450           944            --           297
                                  -----          -----           ---         -----           ---           ---           ---
Total liabilities                 2,060            133           215         3,825         1,142            10           693
                                  -----            ---           ---         -----         -----            --           ---
Net assets applicable
to contracts in
accumulation period            $197,631      $ 183,728     $ 154,833     $ 555,678     $ 468,840      $ 15,687     $ 595,891
                               --------      ---------     ---------     ---------     ---------      --------     ---------
Accumulation units
outstanding                     288,502        260,195       219,187       639,550       539,331        15,610       684,730
                                -------        -------       -------       -------       -------        ------       -------
Net asset value per
accumulation unit                $ 0.69         $ 0.71        $ 0.71        $ 0.87        $ 0.87        $ 1.01        $ 0.87
                                 ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                             Segregated Asset Subaccounts
Assets                           8MG            7MD           8MD           7IN           8IN           7VS           8VS
Investments in shares of
mutual funds and portfolios:
  at cost                     $ 630,486      $ 465,436     $ 427,136     $ 588,667     $ 349,096     $ 980,769     $ 646,265
                              ---------      ---------     ---------     ---------     ---------     ---------     ---------
  at market value             $ 604,927      $ 474,172     $ 431,985     $ 556,368     $ 327,727     $ 918,966     $ 606,620
Dividends receivable                 --             --            --            --            --            --            --
Accounts receivable from
IDS Life of New York
for contact purchase
payments                          2,415            261           640           140         1,046         6,011         2,569
Receivable from mutual
funds and portfolios
for share redemptions               291            314           198           351           170           604           288
                                    ---            ---           ---           ---           ---           ---           ---
Total assets                    607,633        474,747       432,823       556,859       328,943       925,581       609,477
                                -------        -------       -------       -------       -------       -------       -------

Liabilities
Payable to IDS Life of
New York for:
  Mortality and expense
  risk fee                          291            314           198           351           170           604           288
  Contract terminations              --             --            --            --            --            --            --
Payable to mutual funds
and portfolios for
investments purchased             2,415            261           640           140         1,046         6,011         2,569
                                  -----            ---           ---           ---         -----         -----         -----
Total liabilities                 2,706            575           838           491         1,216         6,615         2,857
                                  -----            ---           ---           ---         -----         -----         -----
Net assets applicable to
contracts in accumulation
period                         $604,927      $ 474,172     $ 431,985     $ 556,368     $ 327,727     $ 918,966     $ 606,620
                               --------      ---------     ---------     ---------     ---------     ---------     ---------
Accumulation units
outstanding                     694,771        526,563       479,489       685,793       403,763     1,162,392       766,836
                                -------        -------       -------       -------       -------     ---------       -------
Net asset value per
accumulation unit                $ 0.87         $ 0.90        $ 0.90        $ 0.81        $ 0.81        $ 0.79        $ 0.79
                                 ------         ------        ------        ------        ------        ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                           Segregated Asset Subaccounts
                                                                                                                       Combined
                                                                                                                       Variable
Assets                     7MI        8MI       7SV        8SV        7IT           8IT        7SP           8SP        Account
Investments in shares
of mutual funds and
portfolios:
  at cost               $ 201,992  $ 147,728 $ 213,882  $ 200,724  $ 198,716     $ 161,252  $ 125,219      $ 74,888  $ 32,389,717
                        ---------  --------- ---------  ---------  ---------     ---------  ---------      --------  ------------
  at market value       $ 207,441  $ 153,232 $ 238,224  $ 213,135  $ 181,347     $ 152,597  $ 130,823      $ 78,682  $ 31,294,873
Dividends receivable           --         --        --         --         --            --         --            --        47,193
Accounts receivable
from IDS Life of
New York for contract
purchase payments             258        915        --         --        262            --      1,000            --       128,887
Receivable from mutual
funds and portfolios
for share redemptions         142         65       168         73        128           801         74           492         9,181
                              ---         --       ---         --        ---           ---         --           ---         -----
Total assets              207,841    154,212   238,392    213,208    181,737       153,398    131,897        79,174    31,480,134
                          -------    -------   -------    -------    -------       -------    -------        ------    ----------

Liabilities
Payable to IDS Life
of New York for:
  Mortality and
  expense risk fee            142         65       168         73        128            64         74            38        17,315
  Contract terminations        --         --        --         --         --           737         --           454        33,827
Payable to mutual funds
and portfolios for
investments purchased         258        915        --         --        262            --      1,000            --        47,459
                              ---        ---       ---        ---        ---          ----      -----           ---        ------
Total liabilities             400        980       168         73        390           801      1,074           492        98,601
                              ---        ---       ---         --        ---           ---      -----           ---        ------
Net assets applicable to
contracts in
accumulation period      $207,441  $ 153,232 $ 238,224  $ 213,135  $ 181,347     $ 152,597  $ 130,823      $ 78,682  $ 31,381,533
                         --------  --------- ---------  ---------  ---------     ---------  ---------      --------  ------------
Accumulation units
outstanding               210,019    155,052   215,271    192,507    225,483       189,641    127,656        76,739
                          -------    -------   -------    -------    -------       -------    -------        ------
Net asset value per
accumulation unit          $ 0.99     $ 0.99    $ 1.11     $ 1.11     $ 0.80        $ 0.80     $ 1.02        $ 1.03
                           ------     ------    ------     ------     ------        ------     ------        ------

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts(1)
Investment income                      BC7            BC8           BD7           BD8           CR7           CR8           CM7
Dividend income from
mutual funds and
portfolios                           $ 244          $ 244       $ 4,623       $ 3,047       $ 5,470       $ 7,280      $ 23,670
Mortality and expense risk fee         204            145           709           356            86            81         3,701
                                       ---            ---           ---           ---            --            --         -----
Investment income (loss) - net          40             99         3,914         2,691         5,384         7,199        19,969
                                        --             --         -----         -----         -----         -----        ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales                  166          2,341        86,161           140        41,982        12,717       373,583
  Cost of investments sold             172          2,351        85,631           140        48,289        14,130       373,580
                                       ---          -----        ------           ---        ------        ------       -------
Net realized gain (loss)
on investments                          (6)           (10)          530            --        (6,307)       (1,413)            3
Net change in unrealized
appreciation or depreciation
of investments                      (5,803)        (4,467)        7,135         4,505        (3,398)      (32,140)           73
                                    ------         ------         -----         -----        ------       -------            --
Net gain (loss) on investments      (5,809)        (4,477)        7,665         4,505        (9,705)      (33,553)           76
                                    ------         ------         -----         -----        ------       -------            --
Net increase (decrease) in net
assets resulting from operations   $(5,769)       $(4,378)     $ 11,579       $ 7,196      $ (4,321)    $ (26,354)     $ 20,045
                                   -------        -------      --------       -------      --------     ---------      --------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                              Segregated Asset Subaccounts(1)
Investment income                   CM8            DE7           DE8           EM7           EM8           EI7           EI8
Dividend income from mutual
funds and portfolios              $25,511          $ 135           $--           $--           $--       $ 7,032       $ 5,129
Mortality and expense risk fee      3,197            107             7             3             4           663           392
                                    -----            ---             -             -             -           ---           ---
Investment income (loss) - net     22,314             28            (7)           (3)           (4)        6,369         4,737
                                   ------             --            --            --            --         -----         -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales           1,114,745            475            --           300         6,742        23,214        28,742
  Cost of investments sold      1,114,722            481            --            --            --        23,895        29,272
                                ---------            ---           ---          ----           ---        ------        ------
Net realized gain (loss)
on investments                         23             (6)           --           300         6,742          (681)         (530)
Net change in unrealized
appreciation or depreciation
of investments                         85          3,323           509          (275)       (6,966)      (19,243)      (14,728)
                                       --          -----           ---          ----        ------       -------       -------
Net gain (loss) on investments        108          3,317           509            25          (224)      (19,924)      (15,258)
                                      ---          -----           ---            --          ----       -------       -------
Net increase (decrease) in net
assets resulting from
operations                        $22,422         $3,345         $ 502          $ 22        $ (228)    $ (13,555)    $ (10,521)
                                  -------         ------         -----          ----        ------     ---------     ---------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                             Segregated Asset Subaccounts1
Investment income                  FI7            FI8           GB7           GB8           GR7           GR8           IE7
Dividend income from mutual
funds and portfolios              $2,985        $ 2,105         $ 259          $ 91           $--           $--      $ 22,494
Mortality and expense risk fee       505            280           248            96         1,116           470           260
                                     ---            ---           ---            --         -----           ---           ---
Investment income (loss) - net     2,480          1,825            11            (5)       (1,116)         (470)       22,234
                                   -----          -----            --            --        ------          ----        ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales            151,719            146        15,096        16,084        14,840         6,873        99,149
  Cost of investments sold       151,170            145        15,075        16,094        16,096         7,371       120,500
                                 -------            ---        ------        ------        ------         -----       -------
Net realized gain (loss)
on investments                       549              1            21           (10)       (1,256)         (498)      (21,351)
Net change in unrealized
appreciation or depreciation
of investments                     5,738          3,484         9,325         5,101      (121,612)      (61,349)       (8,116)
                                   -----          -----         -----         -----      --------       -------        ------
Net gain (loss) on investments     6,287          3,485         9,346         5,091      (122,868)      (61,847)      (29,467)
                                   -----          -----         -----         -----      --------       -------       -------
Net increase (decrease) in net
assets resulting from operations  $8,767         $5,310       $ 9,357       $ 5,086    $ (123,984)    $ (62,317)     $ (7,233)
                                  ------         ------       -------       -------    ----------     ---------      --------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                           Segregated Asset Subaccounts1
Investment income                 IE8            MF7           MF8           ND7           ND8           IV7           IV8
Dividend income from mutual
funds and portfolios            $2,387       $ 16,538       $ 4,362      $ 84,036      $ 39,428         $ 365         $ 340
Mortality and expense risk fee      15            432            93         1,894           754           141            93
                                    --            ---            --         -----           ---           ---            --
Investment income (loss) - net   2,372         16,106         4,269        82,142        38,674           224           247
                                 -----         ------         -----        ------        ------           ---           ---

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales                8          2,216            33        60,808        21,400           710         8,401
  Cost of investments sold          10          2,374            36        69,141        20,949           754         8,191
                                    --          -----            --        ------        ------           ---         -----
Net realized gain (loss)
on investments                      (2)          (158)           (3)       (8,333)          451           (44)          210
Net change in unrealized
appreciation or
depreciation of
investments                     (3,074)       (21,321)       (6,571)     (141,127)      (67,855)       (5,167)       (3,733)
                                ------        -------        ------      --------       -------        ------        ------
Net gain (loss) on investments  (3,076)       (21,479)       (6,574)     (149,460)      (67,404)       (5,211)       (3,523)
                                ------        -------        ------      --------       -------        ------        ------
Net increase (decrease) in
net assets resulting from
operations                       $(704)       $(5,373)     $ (2,305)    $ (67,318)    $ (28,730)     $ (4,987)     $ (3,276)
                                 -----        -------      --------     ---------     ---------      --------      --------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                           Segregated Asset Subaccounts1
Investment income                  SC7            SC8           SA7           SA8           7CA           8CA           7CD
Dividend income from mutual
funds and portfolios             $ 493        $ 1,466     $ 103,742      $ 74,730       $ 9,607       $ 5,272           $--
Mortality and expense risk fee      44             45           558           280           494           205           504
                                    --             --           ---           ---           ---           ---           ---
Investment income (loss) - net     449          1,421       103,184        74,450         9,113         5,067          (504)
                                   ---          -----       -------        ------         -----         -----          ----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales              151             37       135,208         3,229        21,685         2,202        23,397
  Cost of investments sold         157             39       208,681         3,579        22,799         2,431        23,241
                                   ---             --       -------         -----        ------         -----        ------
Net realized gain (loss)
on investments                      (6)            (2)      (73,473)         (350)       (1,114)         (229)          156
Net change in unrealized
appreciation or depreciation
of investments                   3,158           (151)     (104,953)     (114,907)      (49,597)      (29,208)        5,826
                                 -----           ----      --------      --------       -------       -------         -----
Net gain (loss) on investments   3,152           (153)     (178,426)     (115,257)      (50,711)      (29,437)        5,982
                                 -----           ----      --------      --------       -------       -------         -----
Net increase (decrease) in net
assets resulting from
operations                      $3,601         $1,268     $ (75,242)    $ (40,807)    $ (41,598)    $ (24,370)      $ 5,478
                                ------         ------     ---------     ---------     ---------     ---------       -------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                            Segregated Asset Subaccounts1
Investment income                   8CD            7IF           8IF           7VA           8VA           7SR           8SR
Dividend income from mutual
funds and portfolios                $--            $--           $--           $--           $--         $ 682           $ 2
Mortality and expense risk fee      258            292           281           102             2             9            --
                                    ---            ---           ---           ---             -             -
Investment income (loss) - net     (258)          (292)         (281)         (102)           (2)          673             2
                                   ----           ----          ----          ----            --           ---             -

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales                34          8,641           166            61            29         4,923            --
  Cost of investments sold           33          8,843           169            58            29         5,017            --
                                     --          -----           ---            --            --         -----
Net realized gain (loss)
on investments                        1       (202)           (3)            3            --           (94)           --
Net change in unrealized
appreciation or
depreciation of investments       1,570          3,215         4,221         7,780           235        (1,162)           (4)
                                  -----          -----         -----         -----           ---        ------            --
Net gain (loss) on investments    1,571          3,013         4,218         7,783           235        (1,256)           (4)
                                  -----          -----         -----         -----           ---        ------            --
Net increase (decrease) in net
assets resulting from operations $1,313         $2,721       $ 3,937       $ 7,681         $ 233        $ (583)         $ (2)
                                 ------         ------       -------       -------         -----        ------          ----

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                            Segregated Asset Subaccounts1
Investment income                  7EG            8EG           7GI           8GI           7MP           8MP           7OS
Dividend income from mutual
funds and portfolios              $ 213           $ 72           $--           $--       $ 1,505       $ 1,589           $--
Mortality and expense risk fee      281             65           319           168           496           229           114
                                    ---             --           ---           ---           ---           ---           ---
Investment income (loss) - net      (68)             7          (319)         (168)        1,009         1,360          (114)
                                    ---              -          ----          ----         -----         -----          ----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales            12,109              5         6,998            59         2,727         3,210           672
  Cost of investments sold       12,675              5         7,074            59         2,803         3,107           659
                                 ------              -         -----            --         -----         -----           ---
Net realized gain (loss)
on investments                     (566)            --           (76)           --           (76)          103            13
Net change in unrealized
appreciation or
depreciation of investments      (5,288)           558        (4,571)       (1,617)       19,525        17,820        (2,179)
                                 ------            ---        ------        ------        ------        ------        ------
Net gain (loss) on investments   (5,854)           558        (4,647)       (1,617)       19,449        17,923        (2,166)
                                 ------            ---        ------        ------        ------        ------        ------
Net increase (decrease) in net
assets resulting from operations$(5,922)         $ 565      $ (4,966)     $ (1,785)     $ 20,458      $ 19,283      $ (2,280)
                                -------          -----      --------      --------      --------      --------      --------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                            Segregated Asset Subaccounts1
Investment income                   8OS            7RE           8RE           7SI           8SI           7IS           8IS
Dividend income from
mutual funds and portfolios         $--            $--           $--           $--           $--           $--           $--
Mortality and expense risk fee      111            169           132            75             4             7            --
                                    ---            ---           ---            --             -             -           ---
Investment income (loss) - net     (111)          (169)         (132)          (75)           (4)           (7)           --
                                   ----           ----          ----           ---            --            --           ---

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales            26,368            128             5            50             3             3            --
  Cost of investments sold       25,739            123             5            46             3             3            --
                                 ------            ---             -            --             -             -          ----
Net realized gain (loss)
on investments                      629              5            --             4            --            --            --
Net change in unrealized
appreciation or depreciation
of investments                   (4,729)         9,929        10,363         5,118         1,550            24             1
                                 ------          -----        ------         -----         -----            --             -
Net gain (loss) on investments   (4,100)         9,934        10,363         5,122         1,550            24             1
                                 ------          -----        ------         -----         -----            --             -
Net increase (decrease) in net
assets resulting from
operations                      $(4,211)        $9,765      $ 10,231       $ 5,047       $ 1,546          $ 17           $ 1
                                -------         ------      --------       -------       -------          ----           ---

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                          Segregated Asset Subaccounts1
Investment income                 7SE            8SE           7UE           8UE           7MC           8MC           7AG
Dividend income from mutual
funds and portfolios           $3,360        $ 2,114       $ 1,979       $ 2,614       $ 4,792       $ 1,285           $--
Mortality and expense risk fee    128             84           209           167           114            34           528
                                  ---             --           ---           ---           ---            --           ---
Investment income (loss) - net  3,232          2,030         1,770         2,447         4,678         1,251          (528)
                                -----          -----         -----         -----         -----         -----          ----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales          39,638             84            --        11,133            16            60         4,829
  Cost of investments sold     40,287             84            --        10,981            15            57         5,395
                               ------             --           ---        ------            --            --         -----
Net realized gain (loss)
on investments                   (649)            --            --           152             1             3          (566)
Net change in unrealized
appreciation or
depreciation of investments     1,434          1,538        (9,407)      (11,376)        7,745         2,712       (57,841)
                                -----          -----        ------       -------         -----         -----       -------
Net gain (loss) on investments    785          1,538        (9,407)      (11,224)        7,746         2,715       (58,407)
                                  ---          -----        ------       -------         -----         -----       -------
Net increase (decrease) in
net assets resulting from
operations                     $4,017         $3,568      $ (7,637)     $ (8,777)     $ 12,424       $ 3,966     $ (58,935)
                               ------         ------      --------      --------      --------       -------     ---------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                              Segregated Asset Subaccounts1
Investment income                     8AG            7GT           8GT           7IG           8IG           7IP           7MG
Dividend income from mutual
funds and portfolios                  $--        $ 1,115         $ 940       $ 1,074         $ 911         $ 159           $--
Mortality and expense risk fee        173            238           134           702           322            16           708
                                      ---            ---           ---           ---           ---            --           ---
Investment income (loss) - net       (173)           877           806           372           589           143          (708)
                                     ----            ---           ---           ---           ---           ---          ----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales               3,857          4,893           555         7,169         2,331            11        44,396
  Cost of investments sold          4,156          5,377           613         7,648         2,401            11        47,252
                                    -----          -----           ---         -----         -----            --        ------
Net realized gain (loss)
on investments                       (299)          (484)          (58)         (479)          (70)           --        (2,856)
Net change in unrealized
appreciation or depreciation
of investments                    (23,609)       (34,612)      (28,351)      (37,831)      (22,810)          287       (31,573)
                                  -------        -------       -------       -------       -------           ---       -------
Net gain (loss) on investments    (23,908)       (35,096)      (28,409)      (38,310)      (22,880)          287       (34,429)
                                  -------        -------       -------       -------       -------           ---       -------
Net increase (decrease) in net
assets resulting from operations $(24,081)      $(34,219)    $ (27,603)    $ (37,938)    $ (22,291)        $ 430     $ (35,137)
                                 --------       --------     ---------     ---------     ---------         -----     ---------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                             Segregated Asset Subaccounts1
Investment income                    8MG            7MD           8MD           7IN           8IN           7VS           8VS
Dividend income from mutual
funds and portfolios                 $--            $--           $--           $--           $--           $--           $--
Mortality and expense risk fee       538            490           292           550           280         1,023           474
                                     ---            ---           ---           ---           ---         -----           ---
Investment income (loss) - net      (538)          (490)         (292)         (550)         (280)       (1,023)         (474)
                                    ----           ----          ----          ----          ----        ------          ----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales                 63         21,964        18,384        14,121            90        40,400            39
  Cost of investments sold            62         22,111        18,086        14,486           100        44,276            38
                                      --         ------        ------        ------           ---        ------            --
Net realized gain (loss)
on investments                         1           (147)          298          (365)          (10)       (3,876)            1
Net change in unrealized
appreciation or depreciation
of investments                   (25,559)         8,736         4,849       (32,299)      (21,369)      (61,803)      (39,645)
                                 -------          -----         -----       -------       -------       -------       -------
Net gain (loss) on investments   (25,558)         8,589         5,147       (32,664)      (21,379)      (65,679)      (39,644)
                                 -------          -----         -----       -------       -------       -------       -------
Net increase (decrease) in net
assets resulting from
operations                      $(26,096)        $8,099       $ 4,855     $ (33,214)    $ (21,659)    $ (66,702)    $ (40,118)
                                --------         ------       -------     ---------     ---------     ---------     ---------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                                   Segregated Asset Subaccounts(1)
                                                                                                                         Combined
                                                                                                                         Variable
Investment income                   7MI        8MI        7SV         8SV        7IT          8IT      7SP       8SP      Account
Dividend income from mutual
funds and portfolios             $5,142    $ 2,399      $ 151        $ 45        $--          $--      $--       $--   $ 485,228
Mortality and expense risk fee      240        105        319         108        274          127       94        63      29,830
                                    ---        ---        ---         ---        ---          ---       --        --      ------
Investment income (loss) - net    4,902      2,294       (168)        (63)      (274)        (127)     (94)      (63)    455,398
                                  -----      -----       ----         ---       ----         ----      ---       ---     -------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales               258      2,757        320       1,773     11,458       20,625       20       517   2,592,652
  Cost of investments sold          260      2,744        298       1,721     12,163       22,662       21       494   2,711,745
                                    ---      -----        ---       -----     ------       ------       --       ---   ---------
Net realized gain (loss)
on investments                       (2)        13         22          52       (705)      (2,037)      (1)       23    (119,093)
Net change in unrealized
appreciation or depreciation
of investments                    5,449      5,504     24,342      12,411    (17,369)      (8,655)   5,604     3,794  (1,094,844)
                                  -----      -----     ------      ------    -------       ------    -----     -----  ----------
Net gain (loss) on investments    5,447      5,517     24,364      12,463    (18,074)     (10,692)   5,603     3,817  (1,213,937)
                                  -----      -----     ------      ------    -------      -------    -----     -----  ----------
Net increase (decrease) in net
assets resulting from
operations                      $10,349     $7,811   $ 24,196    $ 12,400  $ (18,348)   $ (10,819) $ 5,509   $ 3,754  $ (758,539)
                                -------     ------   --------    --------  ---------    ---------  -------   -------  ----------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                         Segregated Asset Subaccounts(1)
Operations                      BC7            BC8           BD7           BD8           CR7           CR8           CM7
Investment income
(loss) - net                    $ 40           $ 99       $ 3,914       $ 2,691       $ 5,384       $ 7,199      $ 19,969
Net realized gain
(loss) on investments             (6)           (10)          530            --        (6,307)       (1,413)            3
Net change in unrealized
appreciation or
depreciation of
investments                   (5,803)        (4,467)        7,135         4,505        (3,398)      (32,140)           73
                              ------         ------         -----         -----        ------       -------            --
Net increase (decrease)
in net assets resulting
from operations               (5,769)        (4,378)       11,579         7,196        (4,321)      (26,354)       20,045
                              ------         ------        ------         -----        ------       -------        ------

Contract transactions
Contract purchase payments   235,766        135,188       587,073       377,363        56,476       116,326     4,953,601
Net transfers(2)              11,340         14,500        13,682       113,900         4,549         6,203      (776,854)
Transfers for policy loans        --             --            --        (9,995)           --            --            --
Contract terminations:
  Surrender benefits              --             --            --        (2,185)           --            --          (700)
                              ------         ------        ------         -----        ------       -------        ------
Increase (decrease) from
contract transactions        247,106        149,688       600,755       479,083        61,025       122,529     4,176,047
                             -------        -------       -------       -------        ------       -------     ---------
Net assets at
beginning of year                 --             --            --            --            --            --            --
                             -------        -------       -------       -------        ------       -------     ---------
Net assets at end of year  $ 241,337      $ 145,310     $ 612,334     $ 486,279      $ 56,704      $ 96,175   $ 4,196,092
                           ---------      ---------     ---------     ---------      --------      --------   -----------

Accumulation unit activity
Units outstanding at
beginning of year                 --             --            --            --            --            --            --
Contract purchase payments   255,815        145,822       586,087       375,330        59,269       122,633     4,926,328
Net transfers(2)              12,331         15,553        13,835       112,401         5,446       (12,925)     (772,781)
Transfers for policy loans        --             --            --        (9,804)           --            --            --
Contract terminations:
  Surrender benefits              --             --            --        (2,138)           --            --          (694)
                             -------        -------       -------       -------        ------       -------     ---------
Units outstanding at
end of year                  268,146        161,375       599,922       475,789        64,715       109,708     4,152,853
                             -------        -------       -------       -------        ------       -------     ---------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts(1)
Operations                         CM8                DE7           DE8           EM7           EM8           EI7           EI8
Investment income
(loss) - net                      $ 22,314           $ 28          $ (7)         $ (3)         $ (4)      $ 6,369       $ 4,737
Net realized gain
(loss) on investments                   23             (6)           --           300         6,742          (681)         (530)
Net change in unrealized
appreciation or
depreciation of
investments                             85          3,323           509          (275)       (6,966)      (19,243)      (14,728)
                                        --          -----           ---          ----        ------       -------       -------
Net increase (decrease) in
net assets resulting from
operations                          22,422          3,345           502            22          (228)      (13,555)      (10,521)
                                    ------          -----           ---            --          ----       -------       -------

Contract transactions
Contract purchase payments       4,723,654         79,374        16,107         8,880         6,744       535,373       350,236
Net transfers(2)                (1,032,270)          (423)           --         1,500            --        16,406        92,926
Transfers for policy loans              --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                    --             --            --            --            --            --            --
                                    ------          -----           ---            --          ----       -------       -------
Increase (decrease) from
contract transactions            3,691,384         78,951        16,107        10,380         6,744       551,779       443,162
                                 ---------         ------        ------        ------         -----       -------       -------
Net assets at beginning of year         --             --            --            --            --            --            --
                                    ------          -----           ---            --          ----       -------       -------
Net assets at end of year      $ 3,713,806       $ 82,296      $ 16,609      $ 10,402       $ 6,516     $ 538,224     $ 432,641
                               -----------       --------      --------      --------       -------     ---------     ---------

Accumulation unit activity
Units outstanding at
beginning of year                       --             --            --            --            --            --            --
Contract purchase payments       4,697,329         82,547        16,684        10,111         7,364       559,659       366,027
Net transfers(2)                (1,023,502)            --            --         1,654            --        17,497        98,611
Transfers for policy loans              --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                    --             --            --            --            --            --            --
                                    ------          -----           ---            --          ----       -------       -------
Units outstanding at
end of year                      3,673,827         82,547        16,684        11,765         7,364       577,156       464,638
                                 ---------         ------        ------        ------         -----       -------       -------

(1)For the period Sept.  29, 2000  (commencement  of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                          Segregated Asset Subaccounts(1)
Operations                         FI7            FI8           GB7           GB8           GR7           GR8           IE7
Investment income
(loss) - net                     $ 2,480        $ 1,825          $ 11          $ (5)     $ (1,116)       $ (470)     $ 22,234
Net realized gain
(loss) on investments                549              1            21           (10)       (1,256)         (498)      (21,351)
Net change in unrealized
appreciation or
depreciation of investments        5,738          3,484         9,325         5,101      (121,612)      (61,349)       (8,116)
                                   -----          -----         -----         -----      --------       -------        ------
Net increase (decrease) in
net assets resulting from
operations                         8,767          5,310         9,357         5,086      (123,984)      (62,317)       (7,233)
                                   -----          -----         -----         -----      --------       -------        ------

Contract transactions
Contract purchase payments       534,862        239,061       167,001        89,287       932,873       504,777       292,324
Net transfers(2)                 (56,541)        14,500         6,000         5,488       114,572       130,614           995
Transfers for policy loans            --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                  --             --            --            --        (1,064)         (841)           --
                                   -----          -----         -----         -----      --------       -------        ------
Increase (decrease) from
contract transactions            478,321        253,561       173,001        94,775     1,046,381       634,550       293,319
                                 -------        -------       -------        ------     ---------       -------       -------
Net assets at beginning of year       --             --            --            --            --            --            --
                                 -------        -------       -------        ------     ---------       -------       -------
Net assets at end of year      $ 487,088      $ 258,871     $ 182,358      $ 99,861     $ 922,397     $ 572,233     $ 286,086
                               ---------      ---------     ---------      --------     ---------     ---------     ---------

Accumulation unit activity
Units outstanding at
beginning of year                     --             --            --            --            --            --            --
Contract purchase payments       529,041        237,301       167,871        89,901     1,063,822       580,887       313,684
Net transfers(2)                 (55,191)        14,448         6,073         5,412       132,168       161,035         2,103
Transfers for policy loans            --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                  --             --            --            --        (1,208)       (1,089)           --
                                 -------        -------       -------        ------     ---------       -------       -------
Units outstanding at
end of year                      473,850        251,749       173,944        95,313     1,194,782       740,833       315,787
                                 -------        -------       -------        ------     ---------       -------       -------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                             Segregated Asset Subaccounts(1)
Operations                          IE8            MF7           MF8           ND7           ND8           IV7           IV8
Investment income
(loss) - net                     $ 2,372       $ 16,106       $ 4,269      $ 82,142      $ 38,674         $ 224         $ 247
Net realized gain
(loss) on investments                 (2)          (158)           (3)       (8,333)          451           (44)          210
Net change in unrealized
appreciation or
depreciation of investments       (3,074)       (21,321)       (6,571)     (141,127)      (67,855)       (5,167)       (3,733)
                                  ------        -------        ------      --------       -------        ------        ------
Net increase (decrease)
in net assets resulting
from operations                     (704)        (5,373)       (2,305)      (67,318)      (28,730)       (4,987)       (3,276)
                                    ----         ------        ------       -------       -------        ------        ------

Contract transactions
Contract purchase payments        12,538        369,344       122,484     1,585,531       921,215       106,304        89,003
Net transfers(2)                      --          5,715         2,600       168,452       167,002         3,285        32,737
Transfers for policy loans            --             --            --            --       (14,763)           --            --
Contract terminations:
  Surrender benefits                  --         (1,725)           --        (1,657)           --          (636)           --
                                    ----         ------        ------       -------       -------        ------        ------
Increase (decrease) from
contract transactions             12,538        373,334       125,084     1,752,326     1,073,454       108,953       121,740
                                  ------        -------       -------     ---------     ---------       -------       -------
Net assets at beginning of year       --             --            --            --            --            --            --
                                  ------        -------       -------     ---------     ---------       -------       -------
Net assets at end of year       $ 11,834      $ 367,961     $ 122,779   $ 1,685,008   $ 1,044,724     $ 103,966     $ 118,464
                                --------      ---------     ---------   -----------   -----------     ---------     ---------

Accumulation unit activity
Units outstanding at
beginning of year                     --             --            --            --            --            --            --
Contract purchase payments        13,057        383,042       126,440     1,703,251     1,001,057       110,741        94,940
Net transfers(2)                      --          6,133         2,763       184,009       183,879         3,216        34,064
Transfers for policy loans            --             --            --            --       (16,534)           --            --
Contract terminations:
  Surrender benefits                  --         (1,778)           --        (1,812)           --          (701)           --
                                  ------        -------       -------     ---------     ---------       -------       -------
Units outstanding at
end of year                      13,057        387,397       129,203     1,885,448     1,168,402       113,256       129,004
                                 ------        -------       -------     ---------     ---------       -------       -------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                             Segregated Asset Subaccounts(1)
Operations                           SC7            SC8           SA7           SA8           7CA           8CA           7CD
Investment income
(loss) - net                       $ 449        $ 1,421     $ 103,184      $ 74,450       $ 9,113       $ 5,067        $ (504)
Net realized gain
(loss) on investments                 (6)            (2)      (73,473)         (350)       (1,114)         (229)          156
Net change in unrealized
appreciation or
depreciation of investments        3,158           (151)     (104,953)     (114,907)      (49,597)      (29,208)        5,826
                                   -----           ----      --------      --------       -------       -------         -----
Net increase (decrease) in
net assets resulting from
operations                         3,601          1,268       (75,242)      (40,807)      (41,598)      (24,370)        5,478
                                   -----          -----       -------       -------       -------       -------         -----

Contract transactions
Contract purchase payments        83,868         60,178       548,314       340,480       464,424       260,402       332,993
Net transfers(2)                   7,482             --        70,039        33,108        24,788         5,706       103,936
Transfers for policy loans            --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                  --             --          (646)         (820)         (367)         (847)         (627)
                                   -----          -----       -------       -------       -------       -------         -----
Increase (decrease) from
contract transactions             91,350         60,178       617,707       372,768       488,845       265,261       436,302
                                  ------         ------       -------       -------       -------       -------       -------
Net assets at beginning of year       --             --            --            --            --            --            --
                                  ------         ------       -------       -------       -------       -------       -------
Net assets at end of year       $ 94,951       $ 61,446     $ 542,465     $ 331,961     $ 447,247     $ 240,891     $ 441,780
                                --------       --------     ---------     ---------     ---------     ---------     ---------

Accumulation unit activity
Units outstanding at
beginning of year                     --             --            --            --            --            --            --
Contract purchase payments        92,083         64,937       659,296       419,372       546,745       304,183       356,407
Net transfers(2)                   8,304             --        91,412        40,451        29,640         6,937       112,655
Transfers for policy loans            --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                  --             --          (808)       (1,133)         (482)       (1,090)         (666)
                                  ------         ------       -------       -------       -------       -------       -------
Units outstanding at
end of year                      100,387         64,937       749,900       458,690       575,903       310,030       468,396
                                 -------         ------       -------       -------       -------       -------       -------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts(1)
Operations                            8CD            7IF           8IF           7VA           8VA           7SR           8SR
Investment income (loss) - net      $ (258)        $ (292)       $ (281)       $ (102)         $ (2)        $ 673           $ 2
Net realized gain
(loss) on investments                    1           (202)           (3)            3            --           (94)           --
Net change in unrealized
appreciation or depreciation
of investments                       1,570          3,215         4,221         7,780           235        (1,162)           (4)
                                     -----          -----         -----         -----           ---        ------            --
Net increase (decrease) in
net assets resulting from
operations                           1,313          2,721         3,937         7,681           233          (583)           (2)
                                     -----          -----         -----         -----           ---          ----            --

Contract transactions
Contract purchase payments         222,798        279,440       259,331        87,693         5,584        14,912            54
Net transfers(2)                    17,230         13,169        18,410         4,500            --            (8)           --
Transfers for policy loans              --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                    --             --            --            --            --            --            --
                                     -----          -----         -----         -----           ---          ----            --
Increase (decrease) from
contract transactions              240,028        292,609       277,741        92,193         5,584        14,904            54
                                   -------        -------       -------        ------         -----        ------            --
Net assets at beginning of year         --             --            --            --            --            --            --
                                   -------        -------       -------        ------         -----        ------            --
Net assets at end of year        $ 241,341      $ 295,330     $ 281,678      $ 99,874       $ 5,817      $ 14,321          $ 52
                                 ---------      ---------     ---------      --------       -------      --------          ----

Accumulation unit activity
Units outstanding at
beginning of year                       --             --            --            --            --            --            --
Contract purchase payments         237,561        298,290       277,901        84,519         5,155        15,457            56
Net transfers(2)                    18,193         14,233        20,029         4,034            --            --            --
Transfers for policy loans              --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                    --             --            --            --            --            --            --
                                 ---------      ---------     ---------      --------       -------      --------          ----
Units outstanding at
end of year                        255,754        312,523       297,930        88,553         5,155        15,457            56
                                   -------        -------       -------        ------         -----        ------            --

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                             Segregated Asset Subaccounts(1)
Operations                          7EG            8EG           7GI           8GI           7MP           8MP           7OS
Investment income (loss) - net     $ (68)           $ 7        $ (319)       $ (168)      $ 1,009       $ 1,360        $ (114)
Net realized gain
(loss) on investments               (566)            --           (76)           --           (76)          103            13
Net change in unrealized
appreciation or depreciation
of investments                    (5,288)           558        (4,571)       (1,617)       19,525        17,820        (2,179)
                                  ------            ---        ------        ------        ------        ------        ------
Net increase (decrease)
in net assets resulting
from operations                   (5,922)           565        (4,966)       (1,785)       20,458        19,283        (2,280)
                                  ------            ---        ------        ------        ------        ------        ------

Contract transactions
Contract purchase payments       265,232         89,648       377,276       305,206       378,644       355,994       130,601
Net transfers(2)                   7,056             --         9,298        36,148        39,512        85,720         7,733
Transfers for policy loans            --             --            --        (9,892)           --            --            --
Contract terminations:
  Surrender benefits                  --             --            --            --            --            --          (624)
                                  ------            ---        ------        ------        ------        ------        ------
Increase (decrease) from
contract transactions            272,288         89,648       386,574       331,462       418,156       441,714       137,710
                                 -------         ------       -------       -------       -------       -------       -------
Net assets at beginning of year       --             --            --            --            --            --            --
                                  ------            ---        ------        ------        ------        ------        ------
Net assets at end of year      $ 266,366       $ 90,213     $ 381,608     $ 329,677     $ 438,614     $ 460,997     $ 135,430
                               ---------       --------     ---------     ---------     ---------     ---------     ---------

Accumulation unit activity
Units outstanding at
beginning of year                     --             --            --            --            --            --            --
Contract purchase payments       304,200        105,548       392,052       320,416       398,368       371,783       139,752
Net transfers(2)                   7,612             --         9,595        36,812        41,067        89,849         8,390
Transfers for policy loans            --             --            --       (10,411)           --            --            --
Contract terminations:
  Surrender benefits                  --             --            --            --            --            --          (339)
                               ---------       --------     ---------     ---------     ---------     ---------     ---------
Units outstanding at
end of year                      311,812        105,548       401,647       346,817       439,435       461,632       147,803
                                 -------        -------       -------       -------       -------       -------       -------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                Segregated Asset Subaccounts(1)
Operations                           8OS            7RE           8RE           7SI           8SI           7IS           8IS
Investment income (loss) - net     $ (111)        $ (169)       $ (132)        $ (75)         $ (4)         $ (7)          $--
Net realized gain
(loss) on investments                 629              5            --             4            --            --            --
Net change in unrealized
appreciation or depreciation
of investments                     (4,729)         9,929        10,363         5,118         1,550            24             1
                                   ------          -----        ------         -----         -----            --             -
Net increase (decrease) in
net assets resulting from
operations                         (4,211)         9,765        10,231         5,047         1,546            17             1
                                   ------          -----        ------         -----         -----            --             -

Contract transactions
Contract purchase payments        104,074        145,862       108,353        55,899        18,488           753           940
Net transfers(2)                   33,000             --        23,248            --            --         5,151            --
Transfers for policy loans             --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                   --             --            --            --            --            --            --
                                   ------          -----        ------         -----         -----           ---           ---
Increase (decrease) from
contract transactions             137,074        145,862       131,601        55,899        18,488         5,904           940
                                  -------        -------       -------        ------        ------         -----           ---
Net assets at beginning of year        --             --            --            --            --            --            --
                                  -------        -------       -------        ------        ------         -----           ---
Net assets at end of year       $ 132,863      $ 155,627     $ 141,832      $ 60,946      $ 20,034       $ 5,921         $ 941
                                ---------      ---------     ---------      --------      --------       -------         -----

Accumulation unit activity
Units outstanding at
beginning of year                      --             --            --            --            --            --            --
Contract purchase payments        110,147        150,244       112,791        56,176        18,457           776           963
Net transfers(2)                   34,781             --        24,067            --            --         5,286            --
Transfers for policy loans             --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                   --             --            --            --            --            --            --
                                  -------        -------       -------        ------        ------         -----           ---
Units outstanding at
end of year                       144,928        150,244       136,858        56,176        18,457         6,062           963
                                  -------        -------       -------        ------        ------         -----           ---

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to)IDS Life of New  York's  fixed  account.


See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                Segregated Asset Subaccounts(1)
Operations                          7SE            8SE           7UE           8UE           7MC           8MC           7AG
Investment income (loss) - net    $ 3,232        $ 2,030       $ 1,770       $ 2,447       $ 4,678       $ 1,251        $ (528)
Net realized gain
(loss) on investments                (649)            --            --           152             1             3          (566)
Net change in unrealized
appreciation or depreciation of
investments                         1,434          1,538        (9,407)      (11,376)        7,745         2,712       (57,841)
                                    -----          -----        ------       -------         -----         -----       -------
Net increase (decrease) in net
assets resulting from
operations                          4,017          3,568        (7,637)       (8,777)       12,424         3,966       (58,935)
                                    -----          -----        ------        ------        ------         -----       -------

Contract transactions
Contract purchase payments         74,341         89,019       158,734       131,214       158,208        20,548       483,375
Net transfers(2)                   24,470          6,716        32,392       118,807         9,148        16,250        42,573
Transfers for policy loans             --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                   --             --            --            --            --            --            --
                                    -----          -----        ------        ------        ------         -----       -------
Increase (decrease) from
contract transactions              98,811         95,735       191,126       250,021       167,356        36,798       525,948
                                   ------         ------       -------       -------       -------        ------       -------
Net assets at beginning of year        --             --            --            --            --            --            --
                                   ------         ------       -------       -------       -------        ------       -------
Net assets at end of year       $ 102,828       $ 99,303     $ 183,489     $ 241,244     $ 179,780      $ 40,764     $ 467,013
                                ---------       --------     ---------     ---------     ---------      --------     ---------

Accumulation unit activity
Units outstanding at
beginning of year                      --             --            --            --            --            --            --
Contract purchase payments         80,758         95,925       168,013       139,116       152,813        20,629       627,608
Net transfers(2)                   26,178          7,294        34,026       126,385         9,002        16,043        54,479
Transfers for policy loans             --             --            --            --            --            --            --
Contract terminations:
  Surrender benefits                   --             --            --            --            --            --            --
                                   ------         ------       -------       -------       -------        ------       -------
Units outstanding at
end of year                       106,936        103,219       202,039       265,501       161,815        36,672       682,087
                                  -------        -------       -------       -------       -------        ------       -------

(1)For the period Sept.  29, 2000  (commencement  of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                              Segregated Asset Subaccounts(1)
Operations                           8AG            7GT           8GT           7IG           8IG           7IP           7MG
Investment income (loss) - net     $ (173)         $ 877         $ 806         $ 372         $ 589         $ 143        $ (708)
Net realized gain
(loss) on investments                (299)          (484)          (58)         (479)          (70)           --        (2,856)
Net change in unrealized
appreciation or depreciation
of investments                    (23,609)       (34,612)      (28,351)      (37,831)      (22,810)          287       (31,573)
                                  -------        -------       -------       -------       -------           ---       -------
Net increase (decrease) in
net assets resulting from
operations                        (24,081)       (34,219)      (27,603)      (37,938)      (22,291)          430       (35,137)
                                  -------        -------       -------       -------       -------           ---       -------

Contract transactions
Contract purchase payments        172,142        192,979       148,165       476,208       466,553        14,805       505,857
Net transfers(2)                   54,896         25,148        35,044       117,408        29,553           452       125,171
Transfers for policy loans         (5,326)            --            --            --        (4,975)           --            --
Contract terminations:
  Surrender benefits                   --           (180)         (773)           --            --            --            --
                                  -------        -------       -------       -------       -------           ---       -------
Increase (decrease) from
contract transactions             221,712        217,947       182,436       593,616       491,131        15,257       631,028
                                  -------        -------       -------       -------       -------        ------       -------
Net assets at beginning of year        --             --            --            --            --            --            --
                                  -------        -------       -------       -------       -------        ------       -------
Net assets at end of year       $ 197,631      $ 183,728     $ 154,833     $ 555,678     $ 468,840      $ 15,687     $ 595,891
                                ---------      ---------     ---------     ---------     ---------      --------     ---------

Accumulation unit activity
Units outstanding at
beginning of year                      --             --            --            --            --            --            --
Contract purchase payments        224,506        229,134       176,456       512,213       511,973        15,147       547,246
Net transfers(2)                   71,428         31,308        43,825       127,337        32,940           463       137,484
Transfers for policy loans         (7,432)            --            --            --        (5,582)           --            --
Contract terminations:
  Surrender benefits                   --           (247)       (1,094)           --            --            --            --
                                  -------        -------       -------       -------       -------        ------       -------
Units outstanding at
end of year                       288,502        260,195       219,187       639,550       539,331        15,610       684,730
                                  -------        -------       -------       -------       -------        ------       -------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                              Segregated Asset Subaccounts(1)
Operations                           8MG            7MD           8MD           7IN           8IN           7VS           8VS
Investment income (loss) - net     $ (538)        $ (490)       $ (292)       $ (550)       $ (280)     $ (1,023)       $ (474)
Net realized gain
(loss) on investments                   1           (147)          298          (365)          (10)       (3,876)            1
Net change in unrealized
appreciation or depreciation
of investments                    (25,559)         8,736         4,849       (32,299)      (21,369)      (61,803)      (39,645)
                                  -------          -----         -----       -------       -------       -------       -------
Net increase (decrease) in
net assets resulting from
operations                        (26,096)         8,099         4,855       (33,214)      (21,659)      (66,702)      (40,118)
                                  -------          -----         -----       -------       -------       -------       -------

Contract transactions
Contract purchase payments        596,198        426,351       318,200       515,015       330,206       843,052       568,722
Net transfers(2)                   34,825         39,722       113,979        75,193        19,180       143,463        78,016
Transfers for policy loans             --             --        (5,049)           --            --            --            --
Contract terminations:
  Surrender benefits                   --             --            --          (626)           --          (847)           --
                                  -------          -----         -----       -------       -------       -------       -------
Increase (decrease) from
contract transactions             631,023        466,073       427,130       589,582       349,386       985,668       646,738
                                  -------        -------       -------       -------       -------       -------       -------
Net assets at beginning of year        --             --            --            --            --            --            --
                                  -------        -------       -------       -------       -------       -------       -------
Net assets at end of year       $ 604,927      $ 474,172     $ 431,985     $ 556,368     $ 327,727     $ 918,966     $ 606,620
                                ---------      ---------     ---------     ---------     ---------     ---------     ---------

Accumulation unit activity
Units outstanding at
beginning of year                      --             --            --            --            --            --            --
Contract purchase payments        657,205        483,017       355,539       600,580       380,805       986,591       671,079
Net transfers(2)                   37,566         43,546       129,882        85,946        22,958       176,806        95,757
Transfers for policy loans             --             --        (5,932)           --            --            --            --
Contract terminations:
  Surrender benefits                   --             --            --          (733)           --        (1,005)           --
                                  -------        -------       -------       -------       -------       -------       -------
Units outstanding at
end of year                       694,771        526,563       479,489       685,793       403,763     1,162,392       766,836
                                  -------        -------       -------       -------       -------     ---------       -------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                Segregated Asset Subaccounts(1)
                                                                                                                         Combined
                                                                                                                         Variable
Operations                      7MI         8MI        7SV        8SV        7IT        8IT         7SP        8SP        Account
Investment income
(loss) - net                 $ 4,902     $ 2,294     $ (168)     $ (63)    $ (274)    $ (127)      $ (94)     $ (63)    $ 455,398
Net realized gain
(loss) on investments             (2)         13         22         52       (705)    (2,037)         (1)        23      (119,093)
Net change in
unrealized
appreciation or
depreciation of
investments                    5,449       5,504     24,342     12,411    (17,369)    (8,655)      5,604      3,794    (1,094,844)
                               -----       -----     ------     ------    -------     ------       -----      -----    ----------
Net increase
(decrease) in
net assets resulting
from operations               10,349       7,811     24,196     12,400    (18,348)   (10,819)      5,509      3,754      (758,539)
                              ------       -----     ------     ------    -------    -------       -----      -----      --------

Contract transactions
Contract purchase
payments                     174,619     111,898    155,143    176,471    175,510    135,629     103,245     74,969    31,243,582
Net transfers(2)              22,473      33,523     58,885     24,264     24,185     28,664      22,069      1,067       963,640
Transfers for policy loans        --          --         --         --         --         --          --         --       (50,000)
Contract terminations:
  Surrender benefits              --          --         --         --         --       (877)         --     (1,108)      (17,150)
                              ------       -----     ------     ------    -------    -------       -----      -----      --------
Increase (decrease) from
contract transactions        197,092     145,421    214,028    200,735    199,695    163,416     125,314     74,928    32,140,072
                             -------     -------    -------    -------    -------    -------     -------     ------    ----------
Net assets at
beginning of year                 --          --         --         --         --         --          --         --            --
                              ------       -----     ------     ------    -------    -------       -----      -----      --------
Net assets at end of year  $ 207,441   $ 153,232  $ 238,224  $ 213,135  $ 181,347  $ 152,597   $ 130,823   $ 78,682  $ 31,381,533
                           ---------   ---------  ---------  ---------  ---------  ---------   ---------   --------  ------------

Accumulation unit activity
Units outstanding at
beginning of year                 --          --         --         --         --         --          --         --
Contract purchase payments   186,512     119,682    158,592    169,409    197,012    160,794     105,145     76,603
Net transfers(2)              23,507      35,370     56,679     23,098     28,471     29,937      22,511      1,098
Transfers for policy loans        --          --         --         --         --         --          --         --
Contract terminations:
  Surrender benefits              --          --         --         --         --     (1,090)         --       (962)
                              ------       -----     ------     ------    -------    -------       -----      -----
Units outstanding at
end of year                  210,019     155,052    215,271    192,507    225,483    189,641     127,656     76,739
                             -------     -------    -------    -------    -------    -------     -------     ------

(1)For the period Sept. 29, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York  Variable  Annuity  Account - American  Express  Retirement
Advisor Variable Annuity(R)

Notes to Financial Statements

1. ORGANIZATION

IDS Life of New York Variable  Annuity  Account (the Account) was established on
April 17,  1996  under New York law as a  segregated  asset  account of IDS Life
Insurance Company of New York (IDS Life of New York). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Oct. 8, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R) Variable Portfolio -- Global Bond Fund and Credit Suisse Warburg
Pincus Trust -- Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

Subaccount        Invests exclusively in shares of                      Investment Manager
----------------- ----------------------------------------------------- ------------------------------------------------
BC7               AXP(R)Variable Portfolio - Blue Chip Advantage Fund   IDS Life Insurance Company 1
BC8
BD7               AXP(R)Variable Portfolio - Bond Fund                  IDS Life Insurance Company 1
BD8
CR7               AXP(R)Variable Portfolio - Capital Resource Fund      IDS Life Insurance Company 1
CR8
CM7               AXP(R)Variable Portfolio - Cash Management Fund       IDS Life Insurance Company 1
CM8
DE7               AXP(R)Variable Portfolio - Diversified Equity Income  IDS Life Insurance Company 1
DE8               Fund
EM7               AXP(R)Variable Portfolio - Emerging Markets Fund      IDS Life Insurance Company 2
EM8
EI7               AXP(R)Variable Portfolio - Extra Income Fund          IDS Life Insurance Company 1
EI8
FI7               AXP(R)Variable Portfolio - Federal Income Fund        IDS Life Insurance Company 1
FI8
GB7               AXP(R)Variable Portfolio - Global Bond Fund           IDS Life Insurance Company 1
GB8
GR7               AXP(R)Variable Portfolio - Growth Fund                IDS Life Insurance Company 1
GR8
IE7               AXP(R)Variable Portfolio - International Fund         IDS Life Insurance Company 2
IE8
MF7               AXP(R)Variable Portfolio - Managed Fund               IDS Life Insurance Company 1
MF8
ND7               AXP(R)Variable Portfolio - New Dimensions Fund(R)     IDS Life Insurance Company 1
ND8
IV7               AXP(R)Variable Portfolio - S&P 500 Index Fund         IDS Life Insurance Company 1
IV8
SC7               AXP(R)Variable Portfolio - Small Cap Advantage Fund   IDS Life Insurance Company 3
SC8
SA7               AXP(R)Variable Portfolio - Strategy Aggressive Fund   IDS Life Insurance Company 1
SA8
7CA               AIM V.I. Capital Appreciation Fund                    A I M Advisors, Inc.
8CA
7CD               AIM V.I. Capital Development Fund                     A I M Advisors, Inc.
8CD
7IF               American Century VP International                     American Century Investment Management, Inc.
8IF
7VA               American Century VP Value                             American Century Investment Management, Inc.
8VA
7SR               Calvert Variable Series, Inc. Social Balanced         Calvert Asset Management Company, Inc.4
8SR               Portfolio
7EG               Credit Suisse Warburg Pincus Trust - Emerging         Credit Suisse Asset Management, LLC
8EG               Growth Portfolio
7GI               Fidelity VIP III Growth & Income Portfolio (Service   Fidelity Management & Research Company (FMR) 5
8GI               Class)
7MP               Fidelity VIP III Mid Cap Portfolio (Service Class)    Fidelity Management & Research Company (FMR) 5
8MP
7OS               Fidelity VIP Overseas Portfolio (Service Class)       Fidelity Management & Research Company (FMR) 6
8OS
7RE               FTVIPT Franklin Real Estate Fund - Class 2            Franklin Advisers, Inc.
8RE
7SI               FTVIPT Franklin Value Securities Fund - Class 2       Franklin Advisory Services, LLC
8SI
7IS               FTVIPT Templeton International Smaller Companies      Templeton Investment Counsel, LLC
8IS               Fund - Class 2
7SE               Goldman Sachs VIT CORESM Small Cap Equity Fund        Goldman Sachs Asset Management
8SE
7UE               Goldman Sachs VIT CORESM U.S. Equity Fund             Goldman Sachs Asset Management
8UE
7MC               Goldman Sachs VIT Mid Cap Value Fund                  Goldman Sachs Asset Management
8MC
7AG               Janus Aspen Series Aggressive Growth Portfolio:       Janus Capital
8AG               Service Shares
7GT               Janus Aspen Series Global Technology Portfolio:       Janus Capital
8GT               Service Shares
7IG               Janus Aspen Series International Growth Portfolio:    Janus Capital
8IG               Service Shares
7IP               Lazard Retirement International Equity Portfolio      Lazard Asset Management
7MG               MFS(R) Investors Growth Stock Series - Service Class  MFS Investment Management(R)
8MG
7MD               MFS(R) New Discovery Series - Service Class           MFS Investment Management(R)
8MD
7IN               Putnam VT International New Opportunities Fund -      Putnam Investment Management, LLC
8IN               Class IB Shares
7VS               Putnam VT Vista Fund - Class IB Shares                Putnam Investment Management, LLC
8VS
7MI               Royce Micro-Cap Portfolio                             Royce & Associates, Inc.
8MI
7SV               Third Avenue Value Portfolio                          EQSF Advisers, Inc.
8SV
7IT               Wanger International Small Cap                        Liberty Wanger Asset Management, L.P.
8IT
7SP               Wanger U.S. Small Cap                                 Liberty Wanger Asset Management, L.P.
8SP

1 American Express Financial Corporation (AEFC) is the investment adviser.
2 AEFC  is  the  investment   adviser.   American   Express  Asset   Management
  International,  Inc. is the  sub-investment  adviser.
3 AEFC is the  investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
4 NCM Capital Management Group, Inc. is the investment subadviser.
5 FMR U.K. and FMR Far East are the sub-investment advisers.
6 FMR U.K., FMR Far East, Fidelity International  Investment Advisors (FIIA) and
  FIIA U.K. are the sub-investment advisers.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life of New York is computed daily and is equal, on an annual basis, to 0.95% of the average daily net assets of the subaccounts for nonqualified annuities, and 0.75% of the average daily net assets of the subaccounts for qualified annuities.

4. CONTRACT ADMINISTRATIVE CHARGES

IDS Life of New York deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. IDS Life of New York does not expect to profit from this charge. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

5. SURRENDER CHARGE

IDS Life of New York will use a surrender charge to help it recover certain expenses relating to the sale of the annuity. The surrender charge applies if all or part of the surrender amount is from purchase payments received within seven years before surrender. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $921,090 in 2000 and $993,347 in 1999.
Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New
York. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

6. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount        Investment                                                              Shares          NAV
----------------- ---------------------------------------------------------------- -------------- ------------
BC7               AXP(R)Variable Portfolio - Blue Chip Advantage Fund                     24,424        $9.88
BC8                                                                                       14,710         9.88
BD7               AXP(R)Variable Portfolio - Bond Fund                                    58,771        10.37
BD8                                                                                       46,938        10.37
CR7               AXP(R)Variable Portfolio - Capital Resource Fund                         2,135        26.57
CR8                                                                                        3,621        26.57
CM7               AXP(R)Variable Portfolio - Cash Management Fund                      4,213,522         1.00
CM8                                                                                    3,634,225         1.00
DE7               AXP(R)Variable Portfolio - Diversified Equity Income Fund                8,229        10.01
DE8                                                                                        1,660        10.01
EM7               AXP(R)Variable Portfolio - Emerging Markets Fund                         1,365         7.51
EM8                                                                                          868         7.51
EI7               AXP(R)Variable Portfolio - Extra Income Fund                            76,384         6.99
EI8                                                                                       61,168         6.99
FI7               AXP(R)Variable Portfolio - Federal Income Fund                          47,864        10.17
FI8                                                                                       25,359        10.17
GB7               AXP(R)Variable Portfolio - Global Bond Fund                             18,739         9.74
GB8                                                                                       10,250         9.74
GR7               AXP(R)Variable Portfolio - Growth Fund                                  97,819         9.43
GR8                                                                                       60,486         9.43
IE7               AXP(R)Variable Portfolio - International Fund                           24,889        11.50
IE8                                                                                        1,030        11.50
MF7               AXP(R)Variable Portfolio - Managed Fund                                 20,804        17.68
MF8                                                                                        6,852        17.68
ND7               AXP(R)Variable Portfolio - New Dimensions Fund(R)                       87,575        19.21
ND8                                                                                       54,251        19.21
IV7               AXP(R)Variable Portfolio - S&P 500 Index Fund                           11,541         9.00
IV8                                                                                       13,164         9.00
SC7               AXP(R)Variable Portfolio - Small Cap Advantage Fund                      8,476        11.20
SC8                                                                                        5,488        11.20
SA7               AXP(R)Variable Portfolio - Strategy Aggressive Fund                     43,531        12.46
SA8                                                                                       26,594        12.46
7CA               AIM V.I. Capital Appreciation Fund                                      14,502        30.84
8CA                                                                                        7,811        30.84
7CD               AIM V.I. Capital Development Fund                                       34,009        12.99
8CD                                                                                       18,579        12.99
7IF               American Century VP International                                       28,869        10.23
8IF                                                                                       27,535        10.23
7VA               American Century VP Value                                               14,974         6.67
8VA                                                                                          872         6.67
7SR               Calvert Variable Series, Inc. Social Balanced Portfolio                  7,161         2.00
8SR                                                                                           26         2.00
7EG               Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio          20,713        12.86
8EG                                                                                        7,015        12.86
7GI               Fidelity VIP III Growth & Income Portfolio (Service Class)              25,122        15.19
8GI                                                                                       21,704        15.19
7MP               Fidelity VIP III Mid Cap Portfolio (Service Class)                      21,692        20.22
8MP                                                                                       22,799        20.22
7OS               Fidelity VIP Overseas Portfolio (Service Class)                          6,792        19.94
8OS                                                                                        6,663        19.94
7RE               FTVIPT Franklin Real Estate Fund - Class 2                               8,965        17.36
8RE                                                                                        8,170        17.36
7SI               FTVIPT Franklin Value Securities Fund - Class 2                          6,206         9.82
8SI                                                                                        2,040         9.82
7IS               FTVIPT Templeton International Smaller Companies Fund - Class 2            551        10.74
8IS                                                                                           88        10.74
7SE               Goldman Sachs VIT CORESM Small Cap Equity Fund                           9,887        10.40
8SE                                                                                        9,548        10.40
7UE               Goldman Sachs VIT CORESM U.S. Equity Fund                               14,703        12.48
8UE                                                                                       19,330        12.48
7MC               Goldman Sachs VIT Mid Cap Value Fund                                    16,849        10.67
8MC                                                                                        3,820        10.67
7AG               Janus Aspen Series Aggressive Growth Portfolio: Service Shares          12,983        35.97
8AG                                                                                        5,494        35.97
7GT               Janus Aspen Series Global Technology Portfolio: Service Shares          28,050         6.55
8GT                                                                                       23,639         6.55
7IG               Janus Aspen Series International Growth Portfolio: Service              18,136        30.64
8IG               Shares                                                                  15,302        30.64
7IP               Lazard Retirement  International Equity Portfolio                        1,306        12.01
7MG               MFS(R)Investors Growth Stock Series - Service Class                     45,908        12.98
8MG                                                                                       46,605        12.98
7MD               MFS(R)New Discovery Series - Service Class                              28,582        16.59
8MD                                                                                       26,039        16.59
7IN               Putnam VT International New Opportunities Fund - Class IB               40,700        13.67
8IN               Shares                                                                  23,974        13.67
7VS               Putnam VT Vista Fund - Class IB Shares                                  46,886        19.60
8VS                                                                                       30,950        19.60
7MI               Royce Micro-Cap Portfolio                                               29,424         7.05
8MI                                                                                       21,735         7.05
7SV               Third Avenue Value Portfolio                                            15,662        15.21
8SV                                                                                       14,013        15.21
7IT               Wanger International Small Cap                                           6,365        28.49
8IT                                                                                        5,356        28.49
7SP               Wanger U.S. Small Cap                                                    6,544        19.99
8SP                                                                                        3,936        19.99

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                   Year ended Dec. 31,
Subaccount1       Investment                                                              2000
BC7               AXP(R)Variable Portfolio - Blue Chip Advantage Fund                        $247,376
BC8                                                                                           152,204
BD7               AXP(R)Variable Portfolio - Bond Fund                                        687,787
BD8                                                                                           482,253
CR7               AXP(R)Variable Portfolio - Capital Resource Fund                            108,426
CR8                                                                                           142,494
CM7               AXP(R)Variable Portfolio - Cash Management Fund                           4,585,614
CM8                                                                                         4,747,641
DE7               AXP(R)Variable Portfolio - Diversified Equity Income Fund                    79,510
DE8                                                                                            16,107
EM7               AXP(R)Variable Portfolio - Emerging Markets Fund                             10,530
EM8                                                                                            13,485
EI7               AXP(R)Variable Portfolio - Extra Income Fund                                577,242
EI8                                                                                           471,710
FI7               AXP(R)Variable Portfolio - Federal Income Fund                              632,406
FI8                                                                                           254,669
GB7               AXP(R)Variable Portfolio - Global Bond Fund                                 188,203
GB8                                                                                           110,791
GR7               AXP(R)Variable Portfolio - Growth Fund                                    1,059,676
GR8                                                                                           638,817
IE7               AXP(R)Variable Portfolio - International Fund                               414,823
IE8                                                                                            14,925
MF7               AXP(R)Variable Portfolio - Managed Fund                                     391,540
MF8                                                                                           127,749
ND7               AXP(R)Variable Portfolio - New Dimensions Fund(R)                         1,892,921
ND8                                                                                         1,131,166
IV7               AXP(R)Variable Portfolio - S&P 500 Index Fund                               109,829
IV8                                                                                           130,445
SC7               AXP(R)Variable Portfolio - Small Cap Advantage Fund                          91,947
SC8                                                                                            61,669
SA7               AXP(R)Variable Portfolio - Strategy Aggressive Fund                         856,175
SA8                                                                                           449,933
7CA               AIM V.I. Capital Appreciation Fund                                          519,643
8CA                                                                                           272,530
7CD               AIM V.I. Capital Development Fund                                           459,195
8CD                                                                                           239,804
7IF               American Century VP International                                           300,958
8IF                                                                                           277,626
7VA               American Century VP Value                                                    92,152
8VA                                                                                             5,611
7SR               Calvert Variable Series, Inc. Social Balanced Portfolio                      20,500
8SR                                                                                                56
7EG               Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio              284,329
8EG                                                                                            89,660
7GI               Fidelity VIP III Growth & Income Portfolio (Service Class)                  393,253
8GI                                                                                           331,353
7MP               Fidelity VIP III Mid Cap Portfolio (Service Class)                          421,892
8MP                                                                                           446,284
7OS               Fidelity VIP Overseas Portfolio (Service Class)                             138,268
8OS                                                                                           163,331
7RE               FTVIPT Franklin Real Estate Securities Fund - Class 2                       145,821
8RE                                                                                           131,474
7SI               FTVIPT Franklin Value Securities Fund - Class 2                              55,874
8SI                                                                                            18,487
7IS               FTVIPT Templeton International Smaller Companies Fund - Class 2               5,900
8IS                                                                                               940
7SE               Goldman Sachs VIT CORESM Small Cap Equity Fund                              141,681
8SE                                                                                            97,849
7UE               Goldman Sachs VIT CORESM U.S. Equity Fund                                   192,896
8UE                                                                                           263,601
7MC               Goldman Sachs VIT Mid Cap Value Fund                                        172,050
8MC                                                                                            38,109
7AG               Janus Aspen Series Aggressive Growth Portfolio: Service Shares              530,249
8AG                                                                                           225,396
7GT               Janus Aspen Series Global Technology Portfolio: Service Shares              223,717
8GT                                                                                           183,797
7IG               Janus Aspen Series International Growth Portfolio: Service                  601,157
8IG               Shares                                                                      494,051
7IP               Lazard Retirement International Equity Portfolio                             15,411
7MG               MFS(R)Investors Growth Stock Series - Service Class                         674,716
8MG                                                                                           630,548
7MD               MFS(R)New Discovery Series - Service Class                                  487,547
8MD                                                                                           445,222
7IN               Putnam VT International New Opportunities Fund - Class IB                   603,153
8IN               Shares                                                                      349,196
7VS               Putnam VT Vista Fund - Class IB Shares                                    1,025,045
8VS                                                                                           646,303
7MI               Royce Micro-Cap Portfolio                                                   202,252
8MI                                                                                           150,472
7SV               Third Avenue Value Portfolio                                                214,180
8SV                                                                                           202,445
7IT               Wanger International Small Cap                                              210,879
8IT                                                                                           183,914
7SP               Wanger U.S. Small Cap                                                       125,240
8SP                                                                                            75,382
                  Combined Variable Account
                                                                                          $35,101,462
1 Operations commenced on Sept. 29, 2000.



IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Balance sheets

December 31, ($ thousands)                                      2000               1999
Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $404,427; 1999, $432,004)     $  405,816       $   434,343
         Available for sale, at fair value
            (amortized cost: 2000, $554,452; 1999, $579,014)    538,438           555,574
                                                                -------           -------
                                                                944,254           989,917
     Mortgage loans on real estate                              144,121           154,062
     Policy loans                                                30,894            27,528
     Other investments                                            1,423                --
                                                                  -----            ------
            Total investments                                 1,120,692         1,171,507
Cash and cash equivalents                                        39,213             8,131
Amounts recoverable from reinsurers                              10,210             6,914
Amounts due from brokers                                            877                --
Accounts receivable                                               2,249               567
Premiums due                                                        344               199
Accrued investment income                                        18,546            18,365
Deferred policy acquisition costs                               146,036           136,229
Deferred income taxes                                                --             3,881
Other assets                                                        590               723
Separate account assets                                       1,667,031         1,957,703
                                                              ---------         ---------
            Total assets                                     $3,005,788        $3,304,219
                                                             ==========        ==========

Liabilities and Stockholder's Equity
Liabilities:
     Future policy benefits:
         Fixed annuities                                    $   770,774       $   821,992
         Universal life-type insurance                          160,301           156,420
         Traditional life, disability income and
            long-term care insurance                             76,097            64,278
     Policy claims and other policyholders' funds                 2,943             2,584
     Deferred income taxes                                          516                --
     Other liabilities                                           18,591            21,432
     Separate account liabilities                             1,667,031         1,957,703
                                                              ---------         ---------
            Total liabilities                                 2,696,253         3,024,409
                                                              ---------         ---------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $10 par value per share;
         200,000 shares authorized, issued and outstanding        2,000             2,000
     Additional paid-in capital                                  49,000            49,000
     Accumulated other comprehensive loss
         Net unrealized securities losses                       (10,324)          (14,966)
     Retained earnings                                          268,859           243,776
                                                                -------           -------
            Total stockholder's equity                          309,535           279,810
                                                                -------           -------
Total liabilities and stockholder's equity                   $3,005,788        $3,304,219
                                                             ==========        ==========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of income

Three years ended December 31, ($ thousands)                         2000           1999            1998
Revenues
Traditional life, disability income and
     long-term care insurance premiums                           $ 18,196       $ 15,613        $ 13,852
Policyholder and contractholder charges                            24,101         22,502          20,467
Mortality and expense risk fees                                    20,449         17,019          13,980
Net investment income                                              91,491         95,514         100,871
Net realized gains on investments                                     839          1,386           2,163
                                                                      ---          -----           -----
            Total revenues                                        155,076        152,034         151,333
                                                                  -------        -------         -------
Benefits and expenses
Death and other benefits:
     Traditional life, disability income and
         long-term care insurance                                   5,510          5,579           5,553
     Universal life-type insurance and investment contracts         4,724          6,313           4,320
Increase in liabilities for future policy benefits
     for traditional life, disability income and
     long-term care insurance                                       8,371          6,098           3,662
Interest credited on universal life-type insurance and
     investment contracts                                          47,715         50,767          55,073
Amortization of deferred policy acquisition costs                  17,195         15,787          18,362
Other insurance and operating expenses                              9,155          9,925           8,917
                                                                    -----          -----           -----
            Total benefits and expenses                            92,670         94,469          95,887
                                                                   ------         ------          ------
Income before income taxes                                         62,406         57,565          55,446
Income taxes                                                       22,323         19,241          19,098
                                                                   ------         ------          ------
Net income                                                       $ 40,083       $ 38,324        $ 36,348
                                                                 ========       ========        ========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of stockholder's equity


                                                                                                     Accumulated
                                                                                                        other
                                                      Total                       Additional        comprehensive
                                                  stockholder's      Capital        paid-In        (loss) income,        Retained
Three years ended December 31, ($ thousands)         equity           stock         capital          net of Tax          earnings

Balance, January 1, 1998                              $257,279        $2,000           $49,000          $ 13,175         $193,104
Comprehensive income:
     Net income                                         36,348            --                --                --           36,348
     Unrealized holding losses arising
         during the year, net of deferred policy
         acquisition costs of $22
         and taxes of $1,415                            (2,628)           --                --            (2,628)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of ($252)                              467            --                --               467               --
                                                           ---         -----             -----               ---            -----
     Other comprehensive loss                           (2,161)           --                --            (2,161)              --
                                                        ------         -----             -----            ------            -----
Comprehensive income                                    34,187            --                --
Cash dividends to parent                               (12,000)           --                --                --          (12,000)
                                                       -------         -----             -----             -----          -------

Balance, December 31, 1998                             279,466         2,000            49,000            11,014          217,452
Comprehensive income:
     Net income                                         38,324            --                --                --           38,324
     Unrealized holding losses arising
         during the year, net of deferred policy
         acquisition costs of $737
         and taxes of $13,537                          (25,140)           --                --           (25,140)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of $452                               (840)           --                --              (840)              --
                                                          ----         -----             -----              ----            -----
     Other comprehensive loss                          (25,980)           --                --           (25,980)              --
                                                       -------         -----             -----           -------            -----
Comprehensive income                                    12,344            --                --
Cash dividends to parent                               (12,000)           --                --                --          (12,000)
                                                       -------         -----             -----             -----          -------

Balance, December 31, 1999                             279,810         2,000            49,000           (14,966)         243,776
Comprehensive income:
     Net income                                         40,083            --                --                --           40,083
     Unrealized holding gains arising
         during the year, net of deferred policy
         acquisition costs of ($137)
         and of taxes of ($3,038)                        5,641            --                --             5,641               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $537                               (999)           --                --              (999)              --
                                                          ----         -----             -----              ----            -----
     Other comprehensive income                          4,642            --                --             4,642               --
                                                         -----         -----             -----             -----            -----
Comprehensive income                                    44,725            --                --
Cash dividends to parent                               (15,000)           --                --                --          (15,000)
                                                       -------         -----             -----             -----          -------
Balance, December 31, 2000                            $309,535        $2,000           $49,000          $(10,324)        $268,859
                                                      ========        ======           =======          ========         ========
See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of cash flows

Years ended December 31, ($ thousands)                                                   2000              1999             1998
Cash flows from operating activities
Net income                                                                         $   40,083        $   38,324       $   36,348
Adjustments to reconcile net income to net cash provided by operating activities:
Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (3,556)           (3,063)          (3,110)
     Repayment                                                                          2,953             2,826            2,660
Change in accrued investment income                                                      (181)            1,528              312
Change in amounts recoverable from reinsurer                                           (3,296)           (2,837)          (1,760)
Change in premiums due                                                                   (145)                5              (12)
Change in accounts receivable                                                          (1,682)              275             (119)
Change in other assets                                                                    133               319              (47)
Change in deferred policy acquisition costs, net                                       (9,944)           (6,015)          (2,841)
Change in liabilities for future policy benefits
     for traditional life, disability income and long-term care insurance              11,819             8,368            5,441
Change in policy claims and other policyholders' funds                                    360              (522)            (908)
Deferred income tax provision (benefit)                                                 1,898             2,196           (2,369)
Change in other liabilities                                                            (2,844)           (3,513)          (3,986)
Amortization of premium (accretion of discount), net                                    1,353            (1,794)            (342)
Net realized gain on investments                                                         (839)           (1,386)          (2,163)
Policyholder and contractholder charges, non-cash                                      (9,232)           (9,875)          (9,661)
Other, net                                                                             (1,826)            1,859              118
                                                                                       ------             -----              ---
         Net cash provided by operating activities                                     25,054            26,695           17,561

Cash flows from investing activities
Fixed maturities held to maturity:
     Purchases                                                                         (4,487)               --               --
     Maturities, sinking fund payments and calls                                       31,178            37,852           46,629
     Sales                                                                                 --               790           16,173
Fixed maturities available for sale:
     Purchases                                                                       (100,905)         (155,690)         (86,072)
     Maturities, sinking fund payments and calls                                       34,202            50,515           96,578
     Sales                                                                             91,946            89,683           13,180
Other investments, excluding policy loans:
     Purchases                                                                             --            (3,598)          (9,121)
     Sales                                                                             10,838            16,671           21,113
Change in amounts due from brokers                                                       (877)               --               --
Change in amounts due to brokers                                                           --            (4,507)         (24,547)
                                                                                        -----            ------          -------
         Net cash provided by investing activities                                     61,895            31,716           73,933

Cash flows from financing  activities
Activity  related to universal  life-type
insurance and investment contracts:
     Considerations received                                                           51,419            68,978           76,009
     Surrenders and death benefits                                                   (137,239)         (159,161)        (205,946)
     Interest credited to account balances                                             47,715            50,767           55,073
Universal life-type insurance policy loans:
     Issuance                                                                          (6,847)           (5,057)          (5,222)
     Repayment                                                                          4,085             3,186            3,599
Cash dividend to parent                                                               (15,000)          (12,000)         (12,000)
                                                                                      -------           -------          -------
         Net cash used in financing activities                                        (55,867)          (53,287)         (88,487)
                                                                                      -------           -------          -------
Net increase in cash and cash equivalents                                              31,082             5,124            3,007
Cash and cash equivalents at beginning of year                                          8,131             3,007               --
                                                                                        -----             -----           ------
Cash and cash equivalents at end of year                                           $   39,213       $     8,131      $     3,007
                                                                                   ==========       ===========      ===========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Notes to Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The Company is a wholly  owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related effect on deferred policy acquisition costs and deferred income taxes.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                   2000       1999        1998
Cash paid during the year for:
Income taxes                    $21,427    $20,670     $22,470
Interest on borrowings               80        124       1,600

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized primarily using the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net decrease in amortization of $1.2 million. Net unlocking adjustments in 1999 and 1998 were not significant.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 2000, the company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $907 receivable from and $366 payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting Changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Management does not expect that adoption of SFAS No. 140 will have a material impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. Management does not expect that adoption of Issue 99-20 will have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                 Gross        Gross
                                   Amortized  Unrealized   unrealized     Fair
Held to maturity                     cost        gains       losses       value
U.S. Government agency obligations $  2,299     $   40      $   25     $  2,314
Corporate bonds and obligations     363,322      8,013       9,667      361,668
Mortgage-backed securities           40,195        263          13       40,445
                                     ------        ---        ----       ------
                                   $405,816     $8,316      $9,705     $404,427
                                   ========     ======      ======     ========


                                                  Gross       Gross
                                   Amortized   unrealized  unrealized     Fair
Available for sale                   cost        gains       losses       value
U.S. Government agency obligations $  2,053     $  185     $    --     $  2,238
State and municipal obligations         105          2          --          107
Corporate bonds and obligations     373,603      6,447      22,462      357,588
Mortgage-backed securities          178,691      2,396       2,582      178,505
                                    -------      -----       -----      -------
                                   $554,452     $9,030     $25,044     $538,438
                                   ========     ======     =======     ========

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                 Gross       Gross
                                  Amortized   unrealized   unrealized      Fair
Held to maturity                    cost         gains       losses       value
U.S. Government agency obligations $  2,490     $   20      $  150     $  2,360
Corporate bonds and obligations     384,241      6,066       7,058      383,249
Mortgage-backed securities           47,612        103       1,320       46,395
                                     ------        ---       -----       ------
                                   $434,343     $6,189      $8,528     $432,004
                                   ========     ======      ======     ========


                                                 Gross        Gross
                                  Amortized   unrealized   unrealized     Fair
Available for sale                  cost         gains       losses      value
State and municipal obligations    $    104     $    6      $    --    $    110
Corporate bonds and obligations     374,846      2,324       20,325     356,845
Mortgage-backed securities          204,064        580        6,025     198,619
                                    -------        ---        -----     -------
                                   $579,014     $2,910      $26,350    $555,574
                                   ========     ======      =======    ========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                               Amortized           Fair
Held to maturity                 cost              value
Due from one to five years     $207,137          $206,956
Due from five to ten years      113,615           113,754
Due in more than ten years       44,869            43,272
Mortgage-backed securities       40,195            40,445
                                 ------            ------
                               $405,816          $404,427
                               ========          ========

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


                               Amortized           Fair
Available for sale               cost              value
Due from one to five years    $  28,167         $  29,761
Due from five to ten years      206,584           193,265
Due in more than ten years      141,010           136,907
Mortgage-backed securities      178,691           178,505
                                -------           -------
                               $554,452          $538,438
                               ========          ========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $nil, $790 and $16,175, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $478, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $13,180 and gross realized gains and losses of $1,159 and $440, respectively.

At December 31, 2000, bonds carried at $252 were on deposit with the state of New York as required by law.

At December 31, 2000, investments in fixed maturities comprised 84 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $150 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                     2000              1999
Aaa/AAA                  $223,368        $  250,577
Aaa/AA                      3,000                --
Aa/AA                      16,084            12,992
Aa/A                       26,649            25,489
A/A                       147,290           150,187
A/BBB                      48,993            68,417
Baa/BBB                   338,430           354,331
Baa/BB                     17,670            23,562
Below investment grade    138,784           127,802
                          -------           -------
                         $960,268        $1,013,357
                         ========        ==========

At December 31, 2000, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000           December 31, 1999
                          On balance    Commitments    On balance  Commitments
Region                       sheet      to purchase       sheet    to purchase
West North Central            $ 19,409      $--         $ 22,686      $--
East North Central              24,249       --           25,195       --
South Atlantic                  27,926       --           31,748       --
Middle Atlantic                 16,937       --           17,672       --
Pacific                          6,614       --            6,751       --
Mountain                        34,475       --           35,608       --
New England                      7,564       --            8,209       --
East South Central               7,250       --            7,394       --
                                 -----    -----            -----    -----
                               144,424       --          155,262       --
Less allowance for losses          303       --            1,200       --
                                   ---    -----            -----    -----
                              $144,121      $--         $154,062      $--
                              ========    =====         ========    =====

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


                               December 31, 2000         December 31, 1999
                            On balance   Commitments   On balance   Commitments
Property type                  sheet     to purchase      sheet     to purchase
Apartments                    $ 49,180       $--         $ 54,118     $--
Department/retail stores        45,917        --           49,810      --
Office buildings                21,144        --           22,090      --
Industrial buildings            16,169        --           16,938      --
Nursing/retirement               4,954        --            5,058      --
Medical buildings                7,060        --            7,248      --
                                 -----      ----            -----    ----
                               144,424        --          155,262      --
Less allowance for losses          303        --            1,200      --
                                   ---      ----            -----    ----
                              $144,121       $--         $154,062     $--
                              ========      ====         ========    ====

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $nil and $nil, with allowances of $nil and $nil, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $nil and $nil, respectively.

The Company recognized $nil, $2 and $123 of interest income related to impaired loans for the years ended December 31, 2000, 1999 and 1998, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                     2000              1999             1998
Balance, January 1                  $1,200            $1,500           $1,500
Reduction for investment losses       (895)             (300)              --
                                      ----              ----            -----
Balance, December 31                $  303            $1,200           $1,500
                                    ======            ======           ======

Net investment income for the years ended December 31 is summarized as follows:

                                       2000             1999             1998
Interest on fixed maturities        $76,859           $78,342         $ 85,164
Interest on mortgage loans           11,954            12,895           14,599
Other investment income               2,333             4,764            3,365
Interest on cash equivalents          1,069               350               64
                                      -----               ---               --
                                     92,215            96,351          103,192
Less investment expenses                724               837            2,321
                                        ---               ---            -----
                                    $91,491           $95,514         $100,871
                                    =======           =======         ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:
                                      2000              1999             1998
Fixed maturities                      $(57)           $1,086           $2,163
Mortgage loans                         896               300               --
                                       ---               ---              ---
                                      $839            $1,386           $2,163
                                      ====            ======           ======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       2000            1999             1998
Fixed maturities available for sale  $7,564        $(40,706)         $(3,347)

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ending December 31 consists of the following:

                                2000              1999             1998
Federal income taxes:
Current                      $19,245           $16,426          $20,192
Deferred                       1,898             2,196           (2,369)
                               -----             -----           ------
                              21,143            18,622           17,823
State income taxes-current     1,180               619            1,275
                               -----               ---            -----
Income tax expense           $22,323           $19,241          $19,098
                             =======           =======          =======

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                           2000              1999               1998
                                                  Provision    Rate  Provision   Rate   Provision   Rate
Federal income taxes based on the statutory rate    $21,842   35.0%    $20,148   35.0%    $19,046   35.0%
Increases (decreases) are attributable to:
Tax-excluded interest and dividend income              (207)  (0.3)       (509)  (0.9)       (660)  (1.2)
State tax, net of federal benefit                       767    1.2         402    0.7         829    1.5
Other, net                                              (79)  (0.1)       (800)  (1.4)       (477)  (0.9)
                                                        ---   ----        ----   ----        ----   ----
Total income taxes                                  $22,323   35.8%    $19,241   33.4%    $19,098   34.4%
                                                    =======   ====     =======   ====     =======   ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2000, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

                                                 2000          1999
Deferred income tax assets:
Policy reserves                               $28,469       $28,245
Investments                                     6,395         6,980
Other                                           4,738         6,689
                                                -----         -----
Total deferred income tax assets               39,602        41,914
                                               ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs              40,118        38,033
                                               ------        ------
Total deferred income tax liabilities          40,118        38,033
                                               ------        ------
Net deferred income tax (liabilities) assets  $  (516)      $ 3,881
                                              =======       =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $166,503 and $155,952 as of December 31, 2000 and 1999, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of New York has adopted the provisions of the revised manual with modifications. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Management believes the impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


5. BENEFIT PLANS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $23, $27 and $37 in 2000, 1999 and 1998, respectively.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2000, 1999 and 1998, which are calculated on the basis of commission earnings of the individual financial advisors, were $975, $1,446 and $1,480, respectively.
Such costs are included in deferred policy acquisition costs.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $106, $218 and $252, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2000, 1999 and 1998 were $nil.

6. INCENTIVE PLAN AND RELATED PARTY OPERATING EXPENSES
The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2000, 1999 and 1998 were $nil, $96 and $140, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $17,108, $13,042 and $9,403 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financail position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

At December 31, 2000 and 1999, traditional life insurance and universal life-type insurance in force aggregated $5,974,025 and $5,448,451 respectively, of which $332,556 and $272,276 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $150, $150 and $134 for the years ended December 31, 2000, 1999 and 1998, respectively. Claim recoveries under the terms of this reinsurance agreement were $1,700, $nil and $nil in 2000, 1999 and 1998, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $3,125, $2,873 and $2,178 for the years ended December 31, 2000, 1999 and 1998, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $473, $473 and $228 for the years ended December 31, 2000, 1999 and 1998, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $210,666 and $237,038 at December 31, 2000 and 1999, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 2000, 1999 and 1998, and decreases in liabilities for future policy benefits of $1,334, $1,277 and $1,742 related to this agreement for the years ended December 31, 2000, 1999 and 1998, respectively.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

8. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $25,000. The interest rate for any borrowing is established by reference to various indicies plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

9. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. The Company's counterpart is rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

The Company's holdings of derivative financial instruments are as follows:

                      Notional   Carrying    Fair    Total credit
December 31, 1999      amount     amount     value     exposure
Assets:
Interest rate caps    $200,000     $--       $--          $--

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expired in the year 2000.

Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                    2000                      1999
                                           Carrying       Fair        Carrying        Fair
Financial Assets                            amount        value        amount         value
Investments:
Fixed maturities (Note 2):
Held to maturity                           $  405,816   $  404,427    $  434,343    $  432,004
Available for sale                            538,438      538,438       555,574       555,574
Mortgage loans on real estate (Note 2)        144,121      148,119       154,062       152,942
Other:
Separate accounts assets (Note 1)           1,667,031    1,667,031     1,957,703     1,957,703
Cash and cash equivalents                      39,213       39,213         8,131         8,131
Financial Liabilities
Future policy benefits for fixed annuities    679,446      660,663       732,752       715,213
Separate account liabilities                1,461,266    1,411,203     1,722,028     1,668,067

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $85,154 and $83,646, respectively, and policy loans of $6,174 and $5,594, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $205,765 and $235,675, respectively.

11. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                2000         1999          1998
Net income, per accompanying financial statements              $40,083      $38,324       $36,348
Deferred policy acquisition costs                               (9,406)      (6,015)       (2,841)
Adjustments of future policy benefit liabilities                (1,657)      (4,615)       (6,199)
Deferred income tax expense (benefit)                            1,898        2,196        (2,369)
Provision (reduction) for losses on investments                    817         (161)          862
IMR gain/loss transfer and amortization                           (126)        (154)       (1,451)
Adjustment to separate account reserves                           (408)       5,498         2,767
Other, net                                                         486          766          (350)
                                                                   ---          ---          ----
Net income, on basis of statutory accounting practices         $31,687      $35,839       $26,767
                                                               =======      =======       =======


Stockholder's equity, per accompanying financial statements  $ 309,535    $ 279,810     $ 279,466
Deferred policy acquisition costs                             (146,035)    (136,229)     (129,477)
Adjustments of future policy benefit liabilities                 4,609        2,845         4,697
Deferred income tax liabilities (assets)                           516       (3,881)        7,912
Asset valuation reserve                                        (16,421)     (16,164)      (15,516)
Adjustments of separate account liabilities                     61,313       61,721        56,223
Adjustments of investments to amortized cost                    17,467       23,440       (17,266)
Premiums due, deferred and advance                               1,433        1,485         1,381
Deferred revenue liability                                       4,100        3,021         2,482
Allowance for losses                                               304        1,200         1,500
Non-admitted assets                                             (6,067)        (421)         (450)
Interest maintenance reserve                                    (3,282)      (3,155)       (3,001)
Other, net                                                      (8,683)      (5,416)       (2,915)
                                                                ------       ------        ------
Statutory capital and surplus                                $ 218,789    $ 208,256     $ 185,036
                                                             =========    =========     =========

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in Part B of this Registration Statement:

         IDS Life Insurance Company of New York:
         Balance sheets as of Dec. 31, 2000 and 1999.
         Statements of Income for years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity, for years ended Dec. 31, 2000, 1999, and 1998.
         Statements of Cash Flows for years ended Dec. 31, 2000, 1999, and 1998. Notes to Financial Statements.
         Report of Independent Auditors dated Feb. 8, 2001

         IDS Life of New York Variable Annuity Account including:
         Statements of Net Assets for year ended Dec. 31, 2000.
         Statements of Operations for year ended Dec. 31, 2000.
         Statements of Changes in Net Assets for year ended Dec. 31, 2000. Notes to Financial Statements.
         Report of Independent Auditors dated March 23, 2001.

(b)      Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, dated April 18, 2001, is filed electronically herewith.

2        Not applicable.

3.       Not applicable.

4.1      Form of Deferred Annuity Contract filed  electronically  as Exhibit 4.1
         to  Post-Effective   Amendment  No.1  to  Registration   Statement  No.
         333-91691, is incorporated herein by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., IDS Life Insurance Company of New York, on Behalf of Itself and Its Separate Accounts, and American Express Financial Advisors Inc., dated Oct. 7, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation, dated July 31, 1996, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.3(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated Sept. 29, 2000 is filed electronically herewith.

8.3(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated Sept. 20, 2000 is filed electronically herewith.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, is filed electronically herewith.

8.6 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Service Company, dated September 29, 2000, is filed electronically herewith.

8.7 Copy of Participation Agreement between IDS Life of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated Oct. 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.8 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated Oct. 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 1 to Registraion Statement No. 333-91691 is incorporated herein by reference.

14. Power of Attorney to sign this Registration Statement dated April 25, 2001 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   70100 AXP Financial Center                Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      790 Xerxes Ave. So.
                                      Minneapolis, MN

Robert R. Grew                        20 Madison Avenue Extension               Director
                                      Albany, NY

Lorraine R. Hart                      70100 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN

Bruce A. Kohn                         70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Eric L. Marhoun                       70100 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN

Mary Ellyn Minenko                    70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Edward J. Muhl                        70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    Suite 220                                 Director
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     World Financial Center                    Director
                                      New York, NY

Teresa J. Rasmussen                   70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY

Philip C. Wentzel                     70100 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   20 Madison Avenue Extension               Director
                                      Albany, NY

David L. Yowan                        20 Madison Avenue Extension               Vice President and Treasurer
                                      Albany, NY



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         IDS Life Insurance Company of New York is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express)

         The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona


     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota


Item 27. Number of Contractowners

          As  of  March  31,   2001,   there   were 891 contract   owners  of
          non-qualified contracts and 727 contract owners of qualified contracts.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.
         Item 29(a) and 29(b)



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001



(c)      Name of principal          Net Underwriting            Compensation    Brokerage
         Underwriter                Discount and Commissions    on redemption   Commissions       Compensation
         -----------                ------------------------    --------------  -----------       ------------
         American Express           $1,731,833                  $921,090          None                None
         Financial Advisors Inc.

Item 30. Location of Accounts and Records

         IDS Life Insurance Company of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2001.


         IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
         (formerly IDS Life of New York Flexible Portfolio Annuity Account) (Registrant)

         By IDS Life Insurance Company of New York
         (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.

Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director, President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold

/s/  Maureen A. Buckley*                      Director, Vice President, Chief
------------------------------------          Operating Officer and Consumer
     Maureen A. Buckley                       Affairs Officer

/s/  Rodney P. Burwell*                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                         Director, General Counsel and
------------------------------------          Secretary
     Eric L. Marhoun

                                             Director
------------------------------------
     Thomas R. McBurney

Signature                                     Title

/s/  Edward J. Muhl*                          Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*                     Director
------------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                          Vice President and Treasurer
------------------------------------
     David L. Yowan

*Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically herewith, by:



     /s/ Mary Ellyn Minenko
         -------------------------
         Mary Ellyn Minenko
         Counsel

                   CONTENTS OF PRE-EFFECTIVE AMENDMENT NO. 2

This Pre-Effective Amendment No. 1 is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

Exhibits.